UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22796

Fidelity Merrimack Street Trust

(Exact name of registrant as specified in charter)

245 Summer

St., Boston, MA 02210

(Address of principal executive offices) (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant’s telephone number, including area code: 617-563-7000

Date of fiscal year end: August 31

Date of reporting period: February 28, 2017

Item 1.	Reports to Stockholders

Fidelity® Corporate Bond ETF

Fidelity Limited Term Bond ETF

Fidelity Total Bond ETF

Semiannual Report

February 28, 2017

Contents

Performance and Investment Summary	3	How each fund has done over time and a summary of each fund’s holdings.

Shareholder Expense Example	6	An example of shareholder expenses.

Investments	7	A complete list of each fund’s investments with their market values.

Financial Statements	30	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.

Notes	37	Notes to the financial statements.

Board Approval of Investment Advisory Contracts and Management Fees	41

To view a fund’s proxy voting guidelines and proxy voting record for the period ended June, 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission’s (SEC) web site at http://www.sec.gov. You may also call 1-800-FIDELITY to request a free copy of the proxy voting guidelines.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

© 2017 FMR LLC. All Rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio holdings, view the most recent holdings listing on Fidelity’s web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report	2

Fidelity® Corporate Bond ETF

Performance (Unaudited)

The information provided in the tables below shows you the performance of Fidelity® Corporate Bond ETF, with comparisons over different time periods to the fund’s relevant benchmark. Seeing the returns over different time periods can help you assess the fund’s performance against relevant measurements. The performance information includes cumulative total returns and is further explained in this section.*

The fund’s net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing investment company shares as of the close of regular trading hours on NYSE Arca, Inc. (NYSE Arca) (normally 4:00 p.m. Eastern Time). The fund’s market price performance is based on the daily closing price of the shares of the fund on NYSE Arca. Since ETFs are bought and sold at prices set by the market – which can result in a premium or discount to NAV – the returns calculated using market price (market return) can differ from those calculated using NAV (NAV return). For information on these differences, please visit Fidelity.com or see the prospectus. The fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit fidelity.com/etfs/actively-managed-fixed-income-etfs/overview or call Fidelity. The performance data featured represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate; therefore, you may have a gain or loss when you sell your shares.

Fiscal Periods Ended February 28, 2017
Average Annual Total Returns	Past 1 Year	Life of fundA
Fidelity Corporate Bond ETF – NAV	9.07%	3.16%
Fidelity Corporate Bond ETF – Market Price	9.48%	3.36%
Bloomberg Barclays U.S. Credit Bond Index	5.72%	3.01%

Average annual total returns represent just that – the average return on an annual basis for Fidelity Corporate Bond ETF and the fund’s benchmark, assuming consistent performance over the periods shown, based on the cumulative return and the length of the period. This information represents returns as of the end of the fund’s fiscal period.

Periods Ended March 31, 2017
Average Annual Total Returns	Past 1 Year	Life of fundA
Fidelity Corporate Bond ETF – NAV	5.12%	3.00%
Fidelity Corporate Bond ETF – Market Price	5.69%	3.26%
Bloomberg Barclays U.S. Credit Bond Index	2.96%	2.84%

This information shows the returns of the fund and its index for different time periods through the end of the most recent calendar quarter, as opposed to through the end of the fund’s fiscal period.

A	From October 6, 2014.

*	Total returns are historical and include changes in share price and reinvestment of dividends and capital gains distributions, if any.

Effective August 24, 2016, all Barclays benchmark indices were co-branded as the Bloomberg Barclays Indices for a period of five years.

The fund’s expense ratio is 0.45%. Expense ratio is the total annual operating expense ratio from the most recent prospectus. A fund’s net expenses paid may be different. Please refer to the most recent prospectus for more information on a fund’s expenses.

Investment Summary (Unaudited)

Quality Diversification (% of fund’s net assets)

We have used ratings from Moody’s Investors Service, Inc. Where Moody’s® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund’s net assets)

3	Semiannual Report

Fidelity® Limited Term Bond ETF

Performance (Unaudited)

The information provided in the tables below shows you the performance of Fidelity® Limited Term Bond ETF, with comparisons over different time periods to the fund’s relevant benchmarks. Seeing the returns over different time periods can help you assess the fund’s performance against relevant measurements. The performance information includes cumulative total returns and is further explained in this section.*

The fund’s net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing investment company shares as of the close of regular trading hours on NYSE Arca, Inc. (NYSE Arca) (normally 4:00 p.m. Eastern Time). The fund’s market price performance is based on the daily closing price of the shares of the fund on NYSE Arca. Since ETFs are bought and sold at prices set by the market – which can result in a premium or discount to NAV – the returns calculated using market price (market return) can differ from those calculated using NAV (NAV return). For information on these differences, please visit Fidelity.com or see the prospectus. The fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit fidelity.com/etfs/actively-managed-fixed-income-etfs/overview or call Fidelity. The performance data featured represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate; therefore, you may have a gain or loss when you sell your shares.

Fiscal Periods Ended February 28, 2017
Average Annual Total Returns	Past 1 Year	Life of fundA
Fidelity Limited Term Bond ETF – NAV	2.16%	1.79%
Fidelity Limited Term Bond ETF – Market Price	1.88%	1.79%
Bloomberg Barclays U.S. 1-5 Year Government/Credit Bond Index	0.98%	1.36%
Fidelity Limited Term Composite IndexSM	2.20%	1.72%
Bloomberg Barclays U.S. 1-5 Year Credit Bond Index	2.75%	1.92%
Bloomberg Barclays U.S. 1-5 Year Government Bond Index	0.05%	1.02%

Average annual total returns represent just that – the average return on an annual basis for Fidelity Limited Term Bond ETF and the fund’s benchmarks, assuming consistent performance over the periods shown, based on the cumulative return and the length of the period. This information represents returns as of the end of the fund’s fiscal period.

Periods Ended March 31, 2017
Average Annual Total Returns	Past 1 Year	Life of fundA
Fidelity Limited Term Bond ETF – NAV	1.16%	1.77%
Fidelity Limited Term Bond ETF – Market Price	1.08%	1.77%
Bloomberg Barclays U.S. 1-5 Year Government/Credit Bond Index	0.52%	1.34%
Fidelity Limited Term Composite IndexSM	1.36%	1.70%
Bloomberg Barclays U.S. 1-5 Year Credit Bond Index	1.73%	1.86%
Bloomberg Barclays U.S. 1-5 Year Government Bond Index	-0.13%	1.05%

This information shows the returns of the fund and its indices for different time periods through the end of the most recent calendar quarter, as opposed to through the end of the fund’s fiscal period.

A	From October 6, 2014.

*	Total returns are historical and include changes in share price and reinvestment of dividends and capital gains distributions, if any.

Effective August 24, 2016, all Barclays benchmark indices were co-branded as the Bloomberg Barclays Indices for a period of five years.

The fund’s expense ratio is 0.45%. Expense ratio is the total annual operating expense ratio from the most recent prospectus. A fund’s net expenses paid may be different. Please refer to the most recent prospectus for more information on a fund’s expenses.

Investment Summary (Unaudited)

Quality Diversification (% of fund’s net assets)

We have used ratings from Moody’s Investors Service, Inc. Where Moody’s® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund’s net assets)

Semiannual Report	4

Fidelity® Total Bond ETF

Performance (Unaudited)

The information provided in the tables below shows you the performance of Fidelity® Total Bond ETF, with comparisons over different time periods to the fund’s relevant benchmarks. Seeing the returns over different time periods can help you assess the fund’s performance against relevant measurements. The performance information includes cumulative total returns and is further explained in this section.*

The fund’s net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing investment company shares as of the close of regular trading hours on NYSE Arca, Inc. (NYSE Arca) (normally 4:00 p.m. Eastern Time). The fund’s market price performance is based on the daily closing price of the shares of the fund on NYSE Arca. Since ETFs are bought and sold at prices set by the market – which can result in a premium or discount to NAV – the returns calculated using market price (market return) can differ from those calculated using NAV (NAV return). For information on these differences, please visit Fidelity.com or see the prospectus. The fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit fidelity.com/etfs/actively-managed-fixed-income-etfs/overview or call Fidelity. The performance data featured represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate; therefore, you may have a gain or loss when you sell your shares.

Fiscal Periods Ended February 28, 2017
Average Annual Total Returns	Past 1 Year	Life of fundA
Fidelity Total Bond ETF – NAV	6.82%	2.87%
Fidelity Total Bond ETF – Market Price	6.91%	2.96%
Bloomberg Barclays U.S. Aggregate Bond Index	1.42%	2.23%
Bloomberg Barclays U.S. Universal Bond Index	3.20%	2.62%

Average annual total returns represent just that – the average return on an annual basis for Fidelity Total Bond ETF and the fund’s benchmarks, assuming consistent performance over the periods shown, based on the cumulative return and the length of the period. This information represents returns as of the end of the fund’s fiscal period.

Periods Ended March 31, 2017
Average Annual Total Returns	Past 1 Year	Life of fundA
Fidelity Total Bond ETF – NAV	4.57%	2.76%
Fidelity Total Bond ETF – Market Price	4.92%	2.85%
Bloomberg Barclays U.S. Aggregate Bond Index	0.44%	2.13%
Bloomberg Barclays U.S. Universal Bond Index	1.92%	2.52%

This information shows the returns of the fund and its indices for different time periods through the end of the most recent calendar quarter, as opposed to through the end of the fund’s fiscal period.

A	From October 6, 2014.

*	Total returns are historical and include changes in share price and reinvestment of dividends and capital gains distributions, if any.

Effective August 24, 2016, all Barclays benchmark indices were co-branded as the Bloomberg Barclays Indices for a period of five years.

The fund’s expense ratio is 0.45%. Expense ratio is the total annual operating expense ratio from the most recent prospectus. A fund’s net expenses paid may be different. Please refer to the most recent prospectus for more information on a fund’s expenses.

Investment Summary (Unaudited)

Quality Diversification (% of fund’s net assets)

We have used ratings from Moody’s Investors Service, Inc. Where Moody’s® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund’s net assets)

5	Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2016 to February 28, 2017).

Actual Expenses

For each fund, the first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for each Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in each Fund’s annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

For each fund, the second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in each Fund’s annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense RatioA	Beginning Account Value September 1, 2016	Ending Account Value February 28, 2017	Expenses Paid During PeriodB September 1, 2016 to February 28, 2017
Fidelity Corporate Bond ETF	.45%
Actual		$1,000.00	$988.40	$2.22
HypotheticalC		$1,000.00	$1,022.56	$2.26
Fidelity Limited Term Bond ETF	.45%
Actual		$1,000.00	$997.20	$2.23
HypotheticalC		$1,000.00	$1,022.56	$2.26
Fidelity Total Bond ETF	.45%
Actual		$1,000.00	$993.50	$2.22
HypotheticalC		$1,000.00	$1,022.56	$2.26

A	Annualized expense ratio reflects expenses net of applicable fee waivers.

B	Expenses are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

C	5% return per year before expenses.

Semiannual Report	6

Fidelity Corporate Bond ETF

Investments February 28, 2017 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds – 88.7%
	Principal Amount	Value
CONSUMER DISCRETIONARY – 6.9%
Automobiles – 0.5%
General Motors Co. 5.20% 4/1/45	$200,000	$201,361

Hotels, Restaurants & Leisure – 0.7%
McDonald’s Corp.:
3.70% 1/30/26	15,000	15,389
4.875% 12/9/45	50,000	53,653
6.30% 3/1/38	200,000	252,982

		322,024

Household Durables – 1.5%
DR Horton, Inc. 4.00% 2/15/20	400,000	416,000
Toll Brothers Finance Corp. 4.375% 4/15/23	255,000	259,462

		675,462

Internet & Direct Marketing Retail – 0.5%
Amazon.com, Inc. 4.80% 12/5/34	200,000	225,900

Media – 3.7%
21st Century Fox America, Inc.:
3.00% 9/15/22	27,000	26,976
4.50% 2/15/21	57,000	61,063
Comcast Corp. 4.50% 1/15/43	306,000	313,255
Time Warner Cable, Inc.:
4.50% 9/15/42	100,000	91,052
5.85% 5/1/17	765,000	770,612
5.875% 11/15/40	150,000	162,682
6.20% 3/15/40	221,000	256,283

		1,681,923

TOTAL CONSUMER DISCRETIONARY		3,106,670

CONSUMER STAPLES – 5.9%
Beverages – 2.7%
Anheuser-Busch InBev Finance, Inc.:
2.65% 2/1/21	300,000	303,167
3.65% 2/1/26	65,000	65,949
4.70% 2/1/36	207,000	222,714
4.90% 2/1/46	165,000	181,284
Constellation Brands, Inc. 3.75% 5/1/21	425,000	440,683

		1,213,797

Food & Staples Retailing – 1.4%
CVS Health Corp.:
1.90% 7/20/18	50,000	50,222
2.80% 7/20/20	50,000	50,821
4.875% 7/20/35	150,000	163,236
Walgreens Boots Alliance, Inc. 1.75% 5/30/18	392,000	392,703

		656,982

	Principal Amount	Value
Food Products – 0.6%
Mondelez International Holdings Netherlands BV 2.00% 10/28/21 (a)	$216,000	$207,580
The JM Smucker Co. 2.50% 3/15/20	47,000	47,570

		255,150

Tobacco – 1.2%
Altria Group, Inc. 2.85% 8/9/22	206,000	206,033
Reynolds American, Inc.:
4.45% 6/12/25	200,000	211,453
5.85% 8/15/45	100,000	118,935

		536,421

TOTAL CONSUMER STAPLES		2,662,350

CONSUMER, NON-CYCLICAL – 2.1%
Pharmaceuticals – 2.1%
Perrigo Finance Unlimited Co. 4.375% 3/15/26	200,000	204,142
Teva Pharmaceutical Finance Netherlands III BV:
1.40% 7/20/18	260,000	258,260
2.20% 7/21/21	307,000	295,587
2.80% 7/21/23	50,000	47,235
3.15% 10/1/26	150,000	138,832

TOTAL CONSUMER, NON-CYCLICAL		944,056

ENERGY – 14.2%
Energy Equipment & Services – 1.4%
Halliburton Co. 5.90% 9/15/18	350,000	370,847
TransCanada PipeLines Ltd. 4.625% 3/1/34	238,000	256,445

		627,292

Oil, Gas & Consumable Fuels – 12.4%
Anadarko Finance Co. 7.50% 5/1/31	12,000	15,404
Anadarko Petroleum Corp.:
5.55% 3/15/26	200,000	224,586
6.60% 3/15/46	100,000	125,248
Apache Corp. 4.25% 1/15/44	125,000	121,435
BP Capital Markets PLC 3.119% 5/4/26	200,000	195,535
Canadian Natural Resources Ltd. 3.90% 2/1/25	172,000	174,785
Cenovus Energy, Inc. 5.70% 10/15/19	50,000	53,779
DCP Midstream Operating LP 5.85% 5/21/43 (a)(b)	400,000	374,000
Enbridge, Inc.:
4.25% 12/1/26	14,000	14,462
5.50% 12/1/46	130,000	140,819

See accompanying notes which are an integral part of the financial statements.

7	Semiannual Report

Fidelity Corporate Bond ETF

Investments (Unaudited) – continued

Nonconvertible Bonds – continued
	Principal Amount	Value
ENERGY – continued
Oil, Gas & Consumable Fuels – continued
EnLink Midstream Partners LP 2.70% 4/1/19	$255,000	$256,193
Exxon Mobil Corp.:
3.043% 3/1/26	400,000	399,012
4.114% 3/1/46	130,000	135,779
Kinder Morgan Energy Partners LP 5.00% 10/1/21	238,000	256,506
Kinder Morgan, Inc. 3.05% 12/1/19	300,000	305,251
Marathon Petroleum Corp. 2.70% 12/14/18	340,000	344,472
Noble Energy, Inc. 5.05% 11/15/44	200,000	208,176
Petrobras International Finance Co. Ltd. 5.375% 1/27/21	306,000	309,442
Petroleos Mexicanos:
5.50% 6/27/44	64,000	55,040
5.625% 1/23/46	165,000	143,352
6.75% 9/21/47	127,000	125,730
6.875% 8/4/26	75,000	82,181
Schlumberger Holdings Corp. 3.625% 12/21/22 (a)	150,000	155,908
Shell International Finance BV:
3.25% 5/11/25	200,000	201,751
4.125% 5/11/35	200,000	205,969
Southwestern Energy Co. 6.70% 1/23/25	100,000	96,000
Spectra Energy Partners LP 3.375% 10/15/26	154,000	148,618
The Williams Companies., Inc. 5.75% 6/24/44	255,000	257,550
Williams Partners LP 3.35% 8/15/22	425,000	426,269

		5,553,252

Pipeline – 0.4%
Enterprise Products Operating LLC 4.85% 3/15/44	200,000	207,340

TOTAL ENERGY		6,387,884

FINANCIALS – 32.4%
Banks – 14.3%
Bank of America Corp.:
4.20% 8/26/24	255,000	263,157
4.25% 10/22/26	40,000	40,766
4.45% 3/3/26	50,000	51,852
5.75% 12/1/17	250,000	257,825
Bank of America N.A. 2.05% 12/7/18	250,000	251,578
Barclays PLC 3.684% 1/10/23	400,000	403,299
CIT Group, Inc. 3.875% 2/19/19	425,000	434,830

	Principal Amount	Value
Citigroup, Inc.:
4.05% 7/30/22	$400,000	$417,826
4.40% 6/10/25	400,000	410,836
Citizens Financial Group, Inc. 4.35% 8/1/25	145,000	149,389
Credit Agricole S.A. 4.375% 3/17/25 (a)	200,000	198,015
Credit Suisse Group Funding Guernsey Ltd. 4.55% 4/17/26	250,000	258,673
Discover Bank 3.20% 8/9/21	256,000	259,147
Fifth Third Bancorp 8.25% 3/1/38	170,000	241,893
HSBC Holdings PLC 2.95% 5/25/21	200,000	201,341
JPMorgan Chase & Co.:
2.55% 10/29/20	450,000	453,274
4.125% 12/15/26	300,000	307,360
4.95% 6/1/45	200,000	214,704
PNC Bank N.A. 2.15% 4/29/21	300,000	297,480
Regions Bank 7.50% 5/15/18	250,000	265,884
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	100,000	101,215
6.00% 12/19/23	408,000	433,239
The Bank of Nova Scotia 4.50% 12/16/25	300,000	313,537
Wells Fargo & Co. 4.65% 11/4/44	200,000	204,974

		6,432,094

Capital Markets – 5.3%
Credit Suisse Group AG 3.574% 1/9/23 (a)	250,000	249,249
Goldman Sachs Group, Inc.:
2.625% 4/25/21	288,000	287,973
3.50% 11/16/26	190,000	186,598
3.75% 5/22/25	150,000	152,169
3.85% 7/8/24	255,000	262,199
Morgan Stanley:
2.50% 4/21/21	200,000	199,206
4.875% 11/1/22	408,000	439,721
5.50% 7/28/21	260,000	288,974
S&P Global, Inc.:
3.30% 8/14/20	145,000	148,162
4.00% 6/15/25	162,000	168,095

		2,382,346

Consumer Finance – 4.4%
Ally Financial, Inc. 4.75% 9/10/18	408,000	421,770
American Express Credit Corp. 2.20% 3/3/20	225,000	224,766
Discover Financial Services 5.20% 4/27/22	391,000	425,135
Ford Motor Credit Co. LLC 5.875% 8/2/21	352,000	393,562

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	8

Nonconvertible Bonds – continued
	Principal Amount	Value
FINANCIALS – continued
Consumer Finance – continued
Hyundai Capital America 2.875% 8/9/18 (a)	$250,000	$252,683
Synchrony Financial 3.00% 8/15/19	255,000	258,904

		1,976,820

Diversified Financial Services – 3.9%
Aon PLC 4.75% 5/15/45	161,000	164,314
Diamond 1 Finance Corp. / Diamond 2 Finance Corp.:
4.42% 6/15/21 (a)	220,000	230,857
6.02% 6/15/26 (a)	150,000	165,399
General Motors Financial Co., Inc. 3.10% 1/15/19	300,000	305,386
International Lease Finance Corp. 4.625% 4/15/21	400,000	425,272
Moody’s Corp.:
2.75% 12/15/21	11,000	10,963
4.50% 9/1/22	408,000	437,566

		1,739,757

Insurance – 4.5%
American International Group, Inc. 3.90% 4/1/26	400,000	405,020
Hartford Financial Services Group, Inc. 5.125% 4/15/22	374,000	414,786
Marsh & McLennan Companies, Inc. 4.05% 10/15/23	238,000	250,996
Massachusetts Mutual Life Insurance Co. 4.50% 4/15/65 (a)	61,000	58,454
Pacific LifeCorp. 5.125% 1/30/43 (a)	306,000	322,040
Prudential Financial, Inc. 5.375% 5/15/45 (b)	34,000	35,530
Unum Group 4.00% 3/15/24	435,000	443,539
Voya Financial, Inc. 5.70% 7/15/43	64,000	71,858

		2,002,223

TOTAL FINANCIALS		14,533,240

HEALTH CARE – 5.2%
Health Care Equipment & Supplies – 0.5%
Abbott Laboratories 3.75% 11/30/26	200,000	199,900

Health Care Providers & Services – 2.1%
Aetna, Inc.:
1.90% 6/7/19	405,000	408,119
2.80% 6/15/23	80,000	79,549
Anthem, Inc. 3.30% 1/15/23	49,000	49,404

	Principal Amount	Value
UnitedHealth Group, Inc.:
3.75% 7/15/25	$150,000	$157,126
4.75% 7/15/45	222,000	250,210

		944,408

Life Sciences Tools & Services – 0.2%
Thermo Fisher Scientific, Inc. 3.30% 2/15/22	84,000	85,660

Pharmaceuticals – 2.4%
AbbVie, Inc. 3.20% 11/6/22	32,000	32,272
Actavis Funding SCS:
3.00% 3/12/20	330,000	335,988
4.55% 3/15/35	157,000	158,164
Actavis, Inc. 1.875% 10/1/17	250,000	250,579
Mylan N.V. 3.95% 6/15/26	322,000	314,485

		1,091,488

TOTAL HEALTH CARE		2,321,456

INDUSTRIALS – 3.5%
Air Freight & Logistics – 0.7%
FedEx Corp. 3.25% 4/1/26	300,000	299,484

Industrial Conglomerates – 1.0%
Roper Technologies, Inc.:
2.05% 10/1/18	350,000	351,729
2.80% 12/15/21	59,000	59,149
3.80% 12/15/26	61,000	61,652

		472,530

Machinery – 0.8%
John Deere Capital Corp. 2.65% 6/10/26	350,000	339,890

Trading Companies & Distributors – 1.0%
Air Lease Corp. 3.875% 4/1/21	425,000	440,938

TOTAL INDUSTRIALS		1,552,842

INFORMATION TECHNOLOGY – 0.8%
Technology Hardware, Storage & Peripherals – 0.8%
Hewlett Packard Enterprise Co. 4.40% 10/15/22	340,000	357,215

MATERIALS – 1.8%
Chemicals – 0.7%
Monsanto Co. 4.20% 7/15/34	255,000	255,598
Potash Corp. of Saskatchewan, Inc. 4.00% 12/15/26	35,000	35,606

		291,204

Metals & Mining – 1.1%
BHP Billiton Finance (USA) Ltd. 6.75% 10/19/75 (a)(b)	200,000	228,600
Freeport-McMoRan, Inc.:
2.30% 11/14/17	50,000	49,875
5.45% 3/15/43	255,000	218,025

		496,500

TOTAL MATERIALS		787,704

See accompanying notes which are an integral part of the financial statements.

9	Semiannual Report

Fidelity Corporate Bond ETF

Investments (Unaudited) – continued

Nonconvertible Bonds – continued
	Principal Amount	Value
REAL ESTATE – 9.5%
Equity Real Estate Investment Trusts (REITs) – 4.7%
Boston Properties LP 2.75% 10/1/26	$400,000	$371,758
Brixmor Operating Partnership LP 3.25% 9/15/23	46,000	45,203
DDR Corp.:
3.50% 1/15/21	255,000	258,731
7.50% 4/1/17	374,000	375,764
Healthcare Trust of America Holdings LP 3.375% 7/15/21	255,000	257,181
Highwoods Realty LP 3.875% 3/1/27	56,000	56,080
Lexington Realty Trust 4.40% 6/15/24	255,000	252,626
Omega Healthcare Investors, Inc.:
4.375% 8/1/23	280,000	284,576
4.50% 1/15/25	200,000	200,151

		2,102,070

Real Estate Management & Development – 4.8%
Corporate Office Properties LP:
3.60% 5/15/23	200,000	194,926
3.70% 6/15/21	425,000	434,827
Essex Portfolio LP 5.50% 3/15/17	391,000	391,543
Liberty Property LP 4.40% 2/15/24	238,000	252,020
Mack-Cali Realty LP 4.50% 4/18/22	255,000	258,950
Tanger Properties LP 3.125% 9/1/26	400,000	381,400
Ventas Realty LP 3.75% 5/1/24	255,000	258,084

		2,171,750

TOTAL REAL ESTATE		4,273,820

TELECOMMUNICATION SERVICES – 2.4%
Diversified Telecommunication Services – 2.4%
AT&T, Inc.:
4.50% 5/15/35	115,000	109,123
4.75% 5/15/46	62,000	57,934
5.55% 8/15/41	221,000	229,146
Verizon Communications, Inc.:
3.50% 11/1/21	350,000	360,378
4.862% 8/21/46	100,000	98,055
5.012% 8/21/54	250,000	241,927

TOTAL TELECOMMUNICATION SERVICES		1,096,563

UTILITIES – 4.0%
Electric Utilities – 3.2%
Cleco Corporate Holdings LLC 3.743% 5/1/26 (a)	36,000	35,702
Duke Energy Indiana, Inc. 4.90% 7/15/43	100,000	113,393

	Principal Amount	Value
Exelon Corp. 3.95% 6/15/25	$30,000	$30,914
FirstEnergy Corp. 2.75% 3/15/18	250,000	252,189
Florida Gas Transmission Co., LLC 4.35% 7/15/25 (a)	150,000	156,242
IPALCO Enterprises, Inc. 3.45% 7/15/20	52,000	52,910
Puget Energy, Inc. 3.65% 5/15/25	78,000	77,517
The Southern Co.:
1.55% 7/1/18	500,000	498,466
1.85% 7/1/19	230,000	229,140

		1,446,473

Multi-Utilities – 0.8%
DPL, Inc. 7.25% 10/15/21	306,000	325,890

TOTAL UTILITIES		1,772,363

TOTAL NONCONVERTIBLE BONDS (Cost $39,705,273)		39,796,163

U.S. Treasury Obligations – 7.1%

U.S. Treasury Bonds:
2.50% 2/15/46	330,000	298,895
3.00% 11/15/45	2,769,000	2,780,683
U.S. Treasury Notes 2.25% 11/15/25	95,000	94,265

TOTAL U.S. TREASURY OBLIGATIONS (Cost $3,212,736)		3,173,843

Municipal Securities – 1.0%

Illinois Gen. Oblig. Series 2011 5.877% 3/1/19 (Cost $447,193)	425,000	448,604

Foreign Government and Government Agency Obligations – 0.4%

Republic of Colombia Government International Bond 3.875% 4/25/27 (Cost $197,214)	200,000	199,000

Money Market Funds – 2.8%
	Shares
Fidelity Cash Central Fund, 0.60% (c) (Cost $1,263,688)	1,263,465	1,263,725

TOTAL INVESTMENT PORTFOLIO – 100.0% (Cost $44,826,104)		44,881,335

NET OTHER ASSETS (LIABILITIES) – 0.0%		7,022

NET ASSETS – 100%		$44,888,357

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	10

Legend

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,634,729 or 5.9% of net assets.

(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(c)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund’s financial statements are available on the SEC’s website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$3,381

Other Information

The following is a summary of the inputs used, as of February 28, 2017, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$39,796,163	$—	$39,796,163	$—
U.S. Treasury Obligations	3,173,843	—	3,173,843	—
Municipal Securities	448,604	—	448,604	—
Foreign Government and Government Agency Obligations	199,000	—	199,000	—
Money Market Funds	1,263,725	1,263,725	—	—

Total Investments in Securities:	$44,881,335	$1,263,725	$43,617,610	$—

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows:

United States of America	85.0%
Netherlands	3.7%
United Kingdom	3.3%
Canada	2.2%
Luxembourg	1.8%
Others (Individually Less Than 1%)	4.0%

100.0%

See accompanying notes which are an integral part of the financial statements.

11	Semiannual Report

Fidelity Limited Term Bond ETF

Investments February 28, 2017 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds – 80.3%
	Principal Amount	Value
CONSUMER DISCRETIONARY – 8.8%
Automobiles – 1.6%
Daimler Finance North America LLC:
1.65% 5/18/18 (a)	$400,000	$399,412
2.25% 3/2/20 (a)	500,000	499,734
2.45% 5/18/20 (a)	500,000	501,030
Volkswagen Group of America Finance LLC 2.40% 5/22/20 (a)	200,000	199,160
Volkswagen International Finance N.V. 2.125% 11/20/18 (a)	250,000	250,292

		1,849,628

Hotels, Restaurants & Leisure – 1.1%
McDonald’s Corp. 2.75% 12/9/20	1,197,000	1,218,211

Household Durables – 0.5%
DR Horton, Inc. 3.75% 3/1/19	510,000	523,928

Internet & Direct Marketing Retail – 0.4%
Amazon.com, Inc. 2.60% 12/5/19	506,000	516,688

Media – 5.2%
21st Century Fox America, Inc. 4.50% 2/15/21	565,000	605,272
CBS Corp. 2.30% 8/15/19	1,311,000	1,314,954
Charter Communications Operating LLC / Charter Communications Operating Capital 3.579% 7/23/20	1,237,000	1,271,636
Comcast Corp.:
1.625% 1/15/22	232,000	222,606
5.15% 3/1/20	562,000	612,831
Cox Communications, Inc. 6.25% 6/1/18 (a)	139,000	146,026
Discovery Communications LLC 5.05% 6/1/20	95,000	102,414
The Walt Disney Co. 1.85% 5/30/19	117,000	117,548
Time Warner Cable, Inc. 5.85% 5/1/17	127,000	127,932
Time Warner, Inc. 2.10% 6/1/19	1,139,000	1,142,540
Viacom, Inc.:
2.20% 4/1/19	98,000	97,885
6.125% 10/5/17	98,000	100,553

		5,862,197

TOTAL CONSUMER DISCRETIONARY		9,970,652

CONSUMER STAPLES – 5.3%
Beverages – 1.6%
Anheuser-Busch InBev Finance, Inc.:
1.25% 1/17/18	61,000	60,972
2.15% 2/1/19	1,549,000	1,562,600
2.65% 2/1/21	69,000	69,729

	Principal Amount	Value
PepsiCo, Inc. 1.70% 10/6/21	$138,000	$134,410

		1,827,711

Food & Staples Retailing – 0.7%
CVS Health Corp.:
2.25% 12/5/2018 to 8/12/2019	277,000	279,272
2.80% 7/20/20	147,000	149,414
Kroger Co. 2.30% 1/15/19	158,000	159,230
Walgreens Boots Alliance, Inc. 1.75% 5/30/18	119,000	119,213

		707,129

Food Products – 0.6%
Kraft Heinz Foods Co. 1.60% 6/30/17	129,000	129,228
The JM Smucker Co.:
1.75% 3/15/18	105,000	105,257
2.50% 3/15/20	139,000	140,686
Tyson Foods, Inc. 2.65% 8/15/19	321,000	325,048

		700,219

Tobacco – 2.4%
BAT International Finance PLC:
1.85% 6/15/18 (a)	279,000	279,043
2.75% 6/15/20 (a)	1,026,000	1,033,027
Imperial Brands Finance PLC
2.05% 2/11/2018 to 7/20/2018 (a)	500,000	500,571
Philip Morris International, Inc.
1.875% 1/15/2019 to 2/25/2021	566,000	564,522
Reynolds American, Inc. 3.25% 6/12/20	324,000	331,969

		2,709,132

TOTAL CONSUMER STAPLES		5,944,191

CONSUMER, NON-CYCLICAL – 1.7%
Pharmaceuticals – 1.7%
Perrigo Finance Unlimited Co.
3.50% 3/15/2021 to 12/15/2021	813,000	818,909
Teva Pharmaceutical Finance Netherlands III BV:
1.70% 7/19/19	824,000	813,147
2.20% 7/21/21	272,000	261,888
2.80% 7/21/23	67,000	63,296

TOTAL CONSUMER, NON-CYCLICAL		1,957,240

ENERGY – 7.6%
Energy Equipment & Services – 1.0%
Noble Holding International Ltd.:
2.50% 3/15/17	64,000	63,920
5.25% 3/16/18	9,000	9,056

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	12

Nonconvertible Bonds – continued
	Principal Amount	Value
ENERGY – continued
Energy Equipment & Services – continued
Schlumberger Holdings Corp. 2.35% 12/21/18 (a)	$1,083,000	$1,091,723

		1,164,699

Oil, Gas & Consumable Fuels – 6.4%
Canadian Natural Resources Ltd.:
3.45% 11/15/21	174,000	178,047
5.90% 2/1/18	132,000	137,028
Chevron Corp. 1.961% 3/3/20	426,000	426,229
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP 1.70% 5/1/18 (a)	107,000	107,061
Columbia Pipeline Group, Inc.:
2.45% 6/1/18	60,000	60,325
3.30% 6/1/20	41,000	41,779
ConocoPhillips Co.:
1.50% 5/15/18	137,000	136,710
2.20% 5/15/20	94,000	94,167
DCP Midstream Operating LP 2.70% 4/1/19	11,000	10,917
Enterprise Products Operating LLC:
1.65% 5/7/18	94,000	93,801
2.85% 4/15/21	972,000	983,869
Exxon Mobil Corp. 2.222% 3/1/21	507,000	508,070
Kinder Morgan, Inc.:
2.00% 12/1/17	68,000	68,134
3.05% 12/1/19	113,000	114,978
Marathon Petroleum Corp. 2.70% 12/14/18	136,000	137,789
Petroleos Mexicanos:
3.50% 7/18/18	235,000	238,971
5.50% 2/4/19	300,000	315,375
6.375% 2/4/21	300,000	326,175
Shell International Finance BV:
2.125% 5/11/20	1,147,000	1,150,107
2.25% 11/10/20	67,000	67,200
Total Capital International S.A.:
2.125% 1/10/19	1,000,000	1,007,656
2.75% 6/19/21	226,000	229,889
TransCanada PipeLines Ltd.:
1.625% 11/9/17	76,000	76,045
3.125% 1/15/19	639,000	651,283

		7,161,605

Pipeline – 0.2%
Kinder Morgan Finance Co. LLC 6.00% 1/15/18 (a)	232,000	240,489

TOTAL ENERGY		8,566,793

	Principal Amount	Value
FINANCIALS – 36.3%
Banks – 17.8%
Bank of America Corp.:
2.00% 1/11/18	$146,000	$146,675
2.625% 10/19/2020 to 4/19/2021	329,000	329,975
2.65% 4/1/19	2,125,000	2,152,918
Barclays PLC:
2.75% 11/8/19	554,000	558,311
3.25% 1/12/21	1,703,000	1,719,608
BNP Paribas S.A. 2.375% 5/21/20	500,000	499,763
CIT Group, Inc. 3.875% 2/19/19	96,000	98,220
Citigroup, Inc.:
1.75% 5/1/18	405,000	405,088
2.05% 12/7/18	112,000	112,295
2.15% 7/30/18	67,000	67,317
2.50% 7/29/19	1,633,000	1,648,687
2.65% 10/26/20	53,000	53,315
Citizens Bank N.A.:
2.30% 12/3/18	250,000	251,355
2.55% 5/13/21	1,500,000	1,496,143
Credit Suisse AG 2.30% 5/28/19	1,000,000	1,006,097
Credit Suisse Group Funding Guernsey Ltd. 3.45% 4/16/21	500,000	507,685
Discover Bank 2.60% 11/13/18	516,000	521,597
Fifth Third Bancorp 2.875% 7/27/20	101,000	102,702
First Horizon National Corp. 3.50% 12/15/20	105,000	107,421
Intesa Sanpaolo SpA 3.875% 1/16/18	315,000	319,461
JPMorgan Chase & Co.:
1.625% 5/15/18	143,000	143,146
2.20% 10/22/19	270,000	271,459
2.25% 1/23/20	165,000	165,788
2.55% 10/29/20	149,000	150,084
2.75% 6/23/20	2,173,000	2,210,208
KeyCorp 2.90% 9/15/20	1,058,000	1,076,975
Mitsubishi UFJ Financial Group, Inc. 2.95% 3/1/21	1,010,000	1,019,558
Mizuho Bank Ltd. 2.40% 3/26/20 (a)	350,000	348,780
Regions Financial Corp. 3.20% 2/8/21	511,000	520,693
Royal Bank of Canada 2.35% 10/30/20	774,000	776,735
SunTrust Banks, Inc.:
2.50% 5/1/19	323,000	326,352
2.90% 3/3/21	252,000	255,275

See accompanying notes which are an integral part of the financial statements.

13	Semiannual Report

Fidelity Limited Term Bond ETF

Investments (Unaudited) – continued

Nonconvertible Bonds – continued
	Principal Amount	Value
FINANCIALS – continued
Banks – continued
The Bank of Nova Scotia 2.35% 10/21/20	$147,000	$147,022
The Bank of Tokyo-Mitsubishi UFJ Ltd. 2.30% 3/5/20 (a)	449,000	447,207
Wells Fargo & Co. 2.60% 7/22/20	106,000	107,259

		20,071,174

Capital Markets – 4.5%
Goldman Sachs Group, Inc.
2.625% 1/31/2019 to 4/25/2021	2,261,000	2,287,311
Morgan Stanley:
2.375% 7/23/19	1,435,000	1,444,808
2.50% 4/21/21	154,000	153,389
2.625% 11/17/21	283,000	280,716
2.65% 1/27/20	474,000	479,238
4.875% 11/1/22	46,000	49,577
UBS AG 2.375% 8/14/19	400,000	402,631

		5,097,670

Consumer Finance – 5.9%
American Express Credit Corp. 2.25% 5/5/21	1,133,000	1,124,381
American Honda Finance Corp.:
1.70% 9/9/21	1,023,000	993,487
2.15% 3/13/20	134,000	134,044
Caterpillar Financial Services Corp.:
1.80% 11/13/18	98,000	98,376
2.25% 12/1/19	197,000	198,651
Ford Motor Credit Co. LLC:
2.875% 10/1/18	538,000	545,573
3.157% 8/4/20	1,545,000	1,573,612
Hyundai Capital America:
2.00% 3/19/2018 to 7/1/2019	247,000	245,924
2.60% 3/19/20 (a)	90,000	89,898
John Deere Capital Corp.:
1.60% 7/13/18	98,000	98,149
1.95% 1/8/19	867,000	873,417
Moody’s Corp. 2.75% 7/15/19	200,000	202,738
Synchrony Financial:
2.60% 1/15/19	111,000	111,907
3.00% 8/15/19	126,000	127,929
Toyota Motor Credit Corp. 2.60% 1/11/22	244,000	245,265

		6,663,351

Diversified Financial Services – 4.6%
Aon PLC 2.80% 3/15/21	116,000	116,226
BP Capital Markets PLC:
1.375% 5/10/18	58,000	57,886

	Principal Amount	Value
BP Capital Markets PLC: – continued
1.676% 5/3/19	$47,000	$46,798
2.237% 5/10/19	57,000	57,433
2.521% 1/15/20	999,000	1,009,854
Deutsche Bank AG:
1.35% 5/30/17	111,000	110,996
2.50% 2/13/19	455,000	455,211
2.85% 5/10/19	169,000	169,864
Diamond 1 Finance Corp. / Diamond 2 Finance Corp.:
3.48% 6/1/19 (a)	1,049,000	1,072,350
4.42% 6/15/21 (a)	144,000	151,106
General Motors Financial Co., Inc.:
2.40% 4/10/18	113,000	113,724
3.20% 7/13/20	1,320,000	1,345,311
4.20% 3/1/21	139,000	145,666
Intercontinental Exchange, Inc. 2.75% 12/1/20	237,000	241,065
Moody’s Corp. 2.75% 12/15/21	43,000	42,856
Washington Prime Group LP 3.85% 4/1/20	117,000	117,036

		5,253,382

Insurance – 3.5%
Aflac, Inc. 2.40% 3/16/20	195,000	197,365
American International Group, Inc.:
2.30% 7/16/19	130,000	130,696
3.30% 3/1/21	451,000	462,227
4.875% 6/1/22	133,000	144,365
Aon Corp. 5.00% 9/30/20	97,000	105,028
Liberty Mutual Group, Inc. 5.00% 6/1/21 (a)	588,000	638,897
Marsh & McLennan Cos., Inc.:
2.75% 1/30/22	117,000	117,577
4.80% 7/15/21	467,000	507,547
MetLife, Inc. 1.756% 12/15/17	68,000	68,116
New York Life Global Funding 1.55% 11/2/18 (a)	144,000	143,588
Principal Life Global Funding II 2.20% 4/8/20 (a)	76,000	75,686
Prudential Financial, Inc. 2.30% 8/15/18	107,000	107,787
The Hartford Financial Services Group, Inc. 5.50% 3/30/20	935,000	1,019,866
TIAA Asset Management Finance Co. LLC 2.95% 11/1/19 (a)	144,000	146,717
Unum Group 5.625% 9/15/20	118,000	129,478

		3,994,940

TOTAL FINANCIALS		41,080,517

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	14

Nonconvertible Bonds – continued
	Principal Amount	Value
HEALTH CARE – 6.2%
Biotechnology – 1.5%
Amgen, Inc.:
2.125% 5/1/20	$117,000	$116,925
2.20% 5/22/19	1,328,000	1,339,945
Celgene Corp. 2.125% 8/15/18	226,000	227,133

		1,684,003

Health Care Equipment & Supplies – 1.9%
Abbott Laboratories:
2.35% 11/22/19	283,000	284,476
2.90% 11/30/21	283,000	283,513
Becton Dickinson & Co. 2.675% 12/15/19	104,000	105,558
Shire Acquisitions Investments Ireland DAC 2.40% 9/23/21	1,170,000	1,146,028
Zimmer Biomet Holdings, Inc. 2.00% 4/1/18	316,000	316,974

		2,136,549

Health Care Providers & Services – 0.8%
Aetna, Inc.:
1.90% 6/7/19	117,000	117,901
2.40% 6/15/21	101,000	102,042
Cardinal Health, Inc. 1.95% 6/15/18	127,000	127,460
Express Scripts Holding Co. 1.25% 6/2/17	100,000	99,989
UnitedHealth Group, Inc.:
1.70% 2/15/19	100,000	100,128
1.90% 7/16/18	109,000	109,707
2.125% 3/15/21	105,000	104,105
2.70% 7/15/20	126,000	128,815

		890,147

Life Sciences Tools & Services – 0.2%
Thermo Fisher Scientific, Inc.:
2.15% 12/14/18	91,000	91,547
2.40% 2/1/19	99,000	99,957

		191,504

Pharmaceuticals – 1.8%
AbbVie, Inc.:
1.80% 5/14/18	114,000	114,253
2.50% 5/14/20	292,000	293,475
Actavis Funding SCS:
2.35% 3/12/18	182,000	183,294
3.00% 3/12/20	105,000	106,906
Mylan N.V.:
2.50% 6/7/19	212,000	212,049
3.15% 6/15/21	778,000	778,251
Perrigo Co. PLC 2.30% 11/8/18	200,000	200,323

	Principal Amount	Value
Zoetis, Inc.:
1.875% 2/1/18	$150,000	$150,370
3.45% 11/13/20	29,000	29,871

		2,068,792

TOTAL HEALTH CARE		6,970,995

INDUSTRIALS – 2.2%
Aerospace & Defense – 1.0%
BAE Systems Holdings, Inc. 2.85% 12/15/20 (a)	414,000	419,604
Lockheed Martin Corp. 2.50% 11/23/20	322,000	325,071
The Boeing Co. 1.65% 10/30/20	366,000	361,839

		1,106,514

Industrial Conglomerates – 0.9%
General Electric Co. 2.20% 1/9/20	501,000	507,032
Roper Technologies, Inc.:
2.05% 10/1/18	136,000	136,672
2.80% 12/15/21	189,000	189,476
3.00% 12/15/20	151,000	153,876

		987,056

Trading Companies & Distributors – 0.3%
Air Lease Corp.:
2.625% 9/4/18	43,000	43,414
3.375% 6/1/21	245,000	250,200
4.75% 3/1/20	111,000	117,862

		411,476

TOTAL INDUSTRIALS		2,505,046

INFORMATION TECHNOLOGY – 1.8%
Communications Equipment – 0.2%
Cisco Systems, Inc.:
1.40% 9/20/19	138,000	137,140
1.85% 9/20/21	138,000	135,339

		272,479

Electronic Equipment, Instruments & Components – 0.2%
Tyco Electronics Group S.A. 2.35% 8/1/19	187,000	188,080

IT Services – 0.2%
The Western Union Co. 3.65% 8/22/18	100,000	102,363
Xerox Corp. 2.75% 3/15/19	63,000	63,373

		165,736

Software – 1.0%
Oracle Corp. 1.90% 9/15/21	1,170,000	1,148,650

See accompanying notes which are an integral part of the financial statements.

15	Semiannual Report

Fidelity Limited Term Bond ETF

Investments (Unaudited) – continued

Nonconvertible Bonds – continued
	Principal Amount	Value
INFORMATION TECHNOLOGY – continued
Technology Hardware, Storage & Peripherals – 0.2%
Hewlett Packard Enterprise Co.:
2.739% 10/5/17 (b)	$139,000	$140,030
2.85% 10/5/18	120,000	121,571

		261,601

TOTAL INFORMATION TECHNOLOGY		2,036,546

MATERIALS – 0.2%
Chemicals – 0.1%
Ecolab, Inc. 1.55% 1/12/18	129,000	129,133

Metals & Mining – 0.1%
Freeport-McMoRan, Inc. 2.30% 11/14/17	103,000	102,743

TOTAL MATERIALS		231,876

REAL ESTATE – 1.3%
Equity Real Estate Investment Trusts (REITs) – 0.3%
American Campus Communities Operating Partnership LP 3.35% 10/1/20	36,000	36,633
Boston Properties LP 3.70% 11/15/18	53,000	54,518
Brixmor Operating Partnership LP 3.875% 8/15/22	59,000	60,511
Federal Realty Investment Trust 2.55% 1/15/21	115,000	114,951
Omega Healthcare Investors, Inc. 4.375% 8/1/23	107,000	108,749

		375,362

Real Estate Management & Development – 1.0%
ERP Operating LP 2.375% 7/1/19	198,000	199,685
Tanger Properties LP 6.125% 6/1/20	478,000	527,587
Ventas Realty LP 3.125% 6/15/23	34,000	33,483
Ventas Realty LP / Ventas Capital Corp.:
2.70% 4/1/20	197,000	198,675
4.00% 4/30/19	97,000	100,616

		1,060,046

TOTAL REAL ESTATE		1,435,408

TELECOMMUNICATION SERVICES – 4.5%
Diversified Telecommunication Services – 3.5%
AT&T, Inc.:
1.75% 1/15/18	113,000	113,298
2.375% 11/27/18	147,000	148,316
2.45% 6/30/20	1,447,000	1,449,176
2.80% 2/17/21	126,000	126,297

	Principal Amount	Value
British Telecommunications PLC 2.35% 2/14/19	$200,000	$201,349
CenturyLink, Inc. 5.15% 6/15/17	136,000	137,036
Verizon Communications, Inc.:
1.375% 8/15/19	144,000	141,985
2.625% 2/21/20	1,373,000	1,390,275
3.65% 9/14/18	153,000	157,561
5.50% 2/15/18	94,000	97,655

		3,962,948

Wireless Telecommunication Services – 1.0%
Vodafone Group PLC 1.50% 2/19/18	1,160,000	1,158,746

TOTAL TELECOMMUNICATION SERVICES		5,121,694

UTILITIES – 4.4%
Electric Utilities – 2.0%
American Electric Power Co., Inc. 1.65% 12/15/17	96,000	96,170
Duke Energy Corp.:
1.625% 8/15/17	91,000	91,081
1.80% 9/1/21	955,000	923,757
Emera US Finance LP:
2.15% 6/15/19	31,000	30,949
2.70% 6/15/21	31,000	30,830
Exelon Corp. 2.85% 6/15/20	211,000	213,938
FirstEnergy Corp. 2.75% 3/15/18	135,000	136,182
NextEra Energy Capital Holdings, Inc. 1.649% 9/1/18	52,000	51,926
TECO Finance, Inc. 1.61% 4/10/18 (b)	104,000	104,059
The Cleveland Electric Illuminating Co. 5.70% 4/1/17	62,000	62,187
The Southern Co.:
1.30% 8/15/17	76,000	75,994
1.85% 7/1/19	138,000	137,484
2.35% 7/1/21	232,000	228,987
Xcel Energy, Inc. 2.40% 3/15/21	67,000	66,894

		2,250,438

Independent Power and Renewable Electricity Producers – 0.0%
Southern Power Co. 2.375% 6/1/20	27,000	26,984

Multi-Utilities – 2.4%
Consolidated Edison, Inc. 2.00% 5/15/21	467,000	457,901
Dominion Resources, Inc.:
1.90% 6/15/18	512,000	511,730
2.00% 8/15/21	47,000	45,812
2.50% 12/1/19	141,000	142,501
NiSource Finance Corp. 6.40% 3/15/18	51,000	53,452

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	16

Nonconvertible Bonds – continued
	Principal Amount	Value
UTILITIES – continued
Multi-Utilities – continued
Public Service Enterprise Group, Inc. 2.00% 11/15/21	$96,000	$92,859
Sempra Energy:
1.625% 10/7/19	117,000	115,854
2.40% 3/15/20	995,000	996,873
2.85% 11/15/20	122,000	123,845
WEC Energy Group, Inc. 2.45% 6/15/20	156,000	156,728

		2,697,555

TOTAL UTILITIES		4,974,977

TOTAL NONCONVERTIBLE BONDS (Cost $91,076,249)		90,795,935

U.S. Treasury Obligations – 9.1%

U.S. Treasury Notes:
0.75% 10/31/2018 to 2/15/2019	1,078,500	1,069,598
1.125% 7/31/21	905,100	877,311
1.375% 2/15/20	7,610,600	7,585,630
1.625% 7/31/20	796,600	796,600

TOTAL U.S. TREASURY OBLIGATIONS (Cost $10,374,659)		10,329,139

Asset-Backed Securities – 4.9%

Ally Master Owner Trust Series 2014-5, Class A2 1.60% 10/15/19	165,000	165,170
Ally Master Owner Trust Series 2015-3, Class A 1.63% 5/15/20	90,000	90,014
AmeriCredit Automobile Receivables Trust Series 2015-2, Class A3 1.27% 1/8/20	85,510	85,465
AmeriCredit Automobile Receivables Trust Series 2016-1, Class A3 1.81% 10/8/20	101,000	101,195
Capital One Multi-Asset Execution Trust Series 2016-A3, Class A3 1.34% 4/15/22	310,000	307,448
Capital One Multi-Asset Execution Trust Series 2016-A4, Class A4 1.33% 6/15/22	269,000	266,236
Chrysler Capital Auto Receivables Trust Series 2015-AA, Class A3 1.22% 7/15/19 (a)	23,810	23,804
Chrysler Capital Auto Receivables Trust Series 2015-BA, Class A2 1.46% 12/17/18 (a)	18,350	18,355

	Principal Amount	Value
Dell Equipment Finance Trust Series 2015-2, Class A2A 1.42% 12/22/17 (a)	$86,207	$86,221
Enterprise Fleet Financing LLC Series 2015-1, Class A2 1.30% 9/20/20 (a)	85,133	85,045
Enterprise Fleet Financing LLC Series 2015-2, Class A3 2.09% 2/22/21 (a)	1,000,000	999,535
Ford Credit Auto Owner Trust Series 2016-REV1, Class A 2.31% 8/15/27 (a)	1,202,000	1,202,275
Ford Credit Floorplan Master Owner Trust Series 2015-4, Class A1 1.77% 8/15/20	94,000	94,172
Ford Credit Floorplan Master Owner Trust Series 2016-1, Class A1 1.76% 2/15/21	121,000	120,845
Ford Credit Floorplan Master Owner Trust Series 2016-3, Class A1 1.55% 7/15/21	235,000	233,249
GMF Floorplan Owner Revolving Trust Series 2016-1, Class A1 1.96% 5/17/21 (a)	250,000	249,806
Mercedes-Benz Auto Receivables Trust Series 2016-1, Class A3 1.26% 2/16/21	256,000	253,909
Nissan Master Owner Receivables Trust Series 2016-A, Class A2 1.54% 6/15/21	1,133,000	1,120,810

TOTAL ASSET-BACKED SECURITIES (Cost $5,527,455)		5,503,554

Collateralized Mortgage Obligations – 4.5%

PRIVATE SPONSOR – 4.4%
CDGJ Commercial Mortgage Trust Series 2014-BXCH, Class A 2.17% 12/15/27 (a)(b)	197,997	198,431
COMM Mortgage Trust Series 2013-LC6, Class ASB 2.478% 1/10/46	375,000	378,850
COMM Mortgage Trust Series 2014-CR15, Class A2 2.928% 2/10/47	457,657	466,467
COMM Mortgage Trust Series 2014-CR20, Class A2 2.801% 11/10/47	41,000	41,791
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-LDP10, Class A3 5.42% 1/15/49	91,618	91,546
Morgan Stanley BAML Trust Series 2013-C12, Class ASB 3.824% 10/15/46	500,000	527,590

See accompanying notes which are an integral part of the financial statements.

17	Semiannual Report

Fidelity Limited Term Bond ETF

Investments (Unaudited) – continued

Collateralized Mortgage Obligations – continued
	Principal Amount	Value
PRIVATE SPONSOR – continued
Morgan Stanley Capital I Trust Series 2007-IQ14, Class A4 5.692% 4/15/49 (b)	$109,780	$109,689
Morgan Stanley Capital I Trust Series 2011-C1, Class A4 5.033% 9/15/47 (a)(b)	1,067,000	1,165,687
SCG Trust Series 2013-SRP1, Class A 2.418% 11/15/26 (a)(b)	231,000	230,927
UBS-Barclays Commercial Mortgage Trust Series 2013-C5, Class AAB 2.687% 3/10/46	520,000	525,037
Wachovia Bank Commercial Mortgage Trust Series 2007-C34, Class A1A 5.608% 5/15/46 (b)	1,015,981	1,027,502
Wells Fargo Commercial Mortgage Trust Series 2016-C37, Class A1 1.944% 12/15/49	147,258	147,187

TOTAL PRIVATE SPONSOR		4,910,704

U.S. GOVERNMENT AGENCY – 0.1%
Fannie Mae guaranteed REMIC Series 2015-28, Class P 2.50% 5/25/45	148,334	148,780

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $5,112,103)		5,059,484

Municipal Securities – 0.1%
	Principal Amount	Value
Illinois Gen. Oblig. Series 2011 5.877% 3/1/19 (Cost $178,154)	$170,000	$179,442

Money Market Funds – 1.1%
	Shares
Fidelity Cash Central Fund, 0.60% (c) (Cost $1,253,692)	1,253,454	1,253,713

TOTAL INVESTMENT PORTFOLIO – 100.0% (Cost $113,522,312)		113,121,267

NET OTHER ASSETS (LIABILITIES) – (0.0%)		(36,072)

NET ASSETS – 100%		$113,085,195

Legend

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $13,287,411 or 11.7% of net assets.

(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(c)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund’s financial statements are available on the SEC’s website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$11,737

Other Information

The following is a summary of the inputs used, as of February 28, 2017, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$90,795,935	$—	$90,795,935	$—
U.S. Treasury Obligations	10,329,139	—	10,329,139	—
Asset-Backed Securities	5,503,554	—	5,503,554	—
Collateralized Mortgage Obligations	5,059,484	—	5,059,484	—
Municipal Securities	179,442	—	179,442	—
Money Market Funds	1,253,713	1,253,713	—	—

Total Investments in Securities:	$113,121,267	$1,253,713	$111,867,554	$—

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	18

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows:

United States of America	80.2%
United Kingdom	6.0%
Netherlands	3.2%
Ireland	1.9%
Canada	1.7%
Japan	1.6%
France	1.5%
Switzerland	1.2%
Others (Individually Less Than 1%)	2.7%

100.0%

See accompanying notes which are an integral part of the financial statements.

19	Semiannual Report

Fidelity Total Bond ETF

Investments February 28, 2017 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds – 38.6%
	Principal Amount	Value
CONSUMER DISCRETIONARY – 4.0%
Automobiles – 0.1%
General Motors Co.:
3.50% 10/2/18	$10,000	$10,229
5.20% 4/1/45	55,000	55,374
6.60% 4/1/36	67,000	78,704
6.75% 4/1/46	113,000	137,304

		281,611

Diversified Consumer Services – 0.2%
Global Partners LP / GLP Finance Corp. 7.00% 6/15/23	220,000	218,900
Ingersoll-Rand Luxembourg Finance S.A. 2.625% 5/1/20	14,000	14,111
Laureate Education, Inc. 9.25% 9/1/19 (a)	200,000	209,250

		442,261

Hotels, Restaurants & Leisure – 0.6%
Landry’s, Inc. 6.75% 10/15/24 (a)	400,000	416,000
McDonald’s Corp.:
2.75% 12/9/20	24,000	24,425
3.70% 1/30/26	262,000	268,803
4.70% 12/9/35	32,000	33,988
Scientific Games International, Inc.:
6.625% 5/15/21	100,000	94,000
10.00% 12/1/22	200,000	212,250
Wynn Macau Ltd. 5.25% 10/15/21 (a)	500,000	511,250

		1,560,716

Internet & Direct Marketing Retail – 0.1%
Zayo Group LLC / Zayo Capital, Inc. 6.375% 5/15/25	200,000	215,500

Media – 2.8%
Altice Finco S.A. 9.875% 12/15/20 (a)	250,000	264,375
Altice Luxembourg S.A. 7.75% 5/15/22 (a)	750,000	797,812
Altice US Finance I Corp.:
5.375% 7/15/23 (a)	200,000	208,500
5.50% 5/15/26 (a)	200,000	206,750
AMC Networks, Inc. 5.00% 4/1/24	200,000	201,876
CCO Holdings LLC / CCO Holdings Capital Corp.:
5.375% 5/1/25 (a)	300,000	314,250
5.875% 4/1/24 (a)	200,000	214,500
Cengage Learning, Inc. 9.50% 6/15/24 (a)	200,000	180,000
Columbus Cable Barbados Ltd. (Reg. S) 7.375% 3/30/21	230,000	244,750
CSC Holdings LLC 6.625% 10/15/25 (a)	400,000	441,500

	Principal Amount	Value
MDC Partners, Inc. 6.50% 5/1/24 (a)	$300,000	$289,875
MHGE Parent LLC / MHGE Parent Finance, Inc. 8.50% 8/1/19 (a)	420,000	415,800
Sirius XM Radio, Inc.:
4.625% 5/15/23 (a)	200,000	204,500
5.375% 4/15/25 (a)	200,000	204,000
Time Warner Cable, Inc.:
4.00% 9/1/21	1,300,000	1,348,433
5.50% 9/1/41	16,000	16,543
6.55% 5/1/37	26,000	30,045
6.75% 6/15/39	220,000	261,532
7.30% 7/1/38	211,000	263,932
Time Warner, Inc. 3.60% 7/15/25	440,000	435,464
WideOpenWest Finance LLC / WideOpenWest Capital Corp. 10.25% 7/15/19	220,000	232,100

		6,776,537

Specialty Retail – 0.2%
L Brands, Inc. 6.75% 7/1/36	400,000	384,532

TOTAL CONSUMER DISCRETIONARY		9,661,157

CONSUMER STAPLES – 2.1%
Beverages – 0.8%
Anheuser-Busch InBev Finance, Inc.:
2.65% 2/1/21	1,106,000	1,117,676
3.30% 2/1/23	458,000	467,573
4.90% 2/1/46	282,000	309,831
Constellation Brands, Inc. 3.875% 11/15/19	10,000	10,445

		1,905,525

Food & Staples Retailing – 0.4%
Albertsons Cos. LLC / Safeway, Inc. / New Albertson’s, Inc. / Albertson’s LLC 6.625% 6/15/24 (a)	200,000	212,000
CVS Health Corp. 4.00% 12/5/23	200,000	209,939
ESAL GmbH (Reg. S) 6.25% 2/5/23	270,000	275,400
FAGE International SA / FAGE U.S.A. Dairy Industry, Inc. 5.625% 8/15/26 (a)	200,000	204,500
Walgreens Boots Alliance, Inc. 3.30% 11/18/21	34,000	34,754

		936,593

Food Products – 0.2%
JBS U.S.A. LLC / JBS U.S.A. Finance, Inc. (Reg. S) 5.75% 6/15/25	440,000	454,300

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	20

Nonconvertible Bonds – continued
	Principal Amount	Value
CONSUMER STAPLES – continued
Post Holding, Inc. (Reg. S) 6.75% 12/1/21	$180,000	$193,230

		647,530

Household Products – 0.1%
Energizer Holdings, Inc. 5.50% 6/15/25 (a)	220,000	227,150

Tobacco – 0.6%
Altria Group, Inc. 2.625% 1/14/20	100,000	101,414
Imperial Brands Finance PLC 3.75% 7/21/22 (a)	400,000	412,114
Reynolds American, Inc.:
2.30% 6/12/18	48,000	48,326
3.25% 6/12/20	21,000	21,517
4.00% 6/12/22	73,000	76,697
4.45% 6/12/25	53,000	56,035
4.85% 9/15/23	220,000	239,013
5.70% 8/15/35	28,000	32,479
5.85% 8/15/45	180,000	214,084
Vector Group Ltd. 6.125% 2/1/25 (a)	200,000	206,000

		1,407,679

TOTAL CONSUMER STAPLES		5,124,477

CONSUMER, NON-CYCLICAL – 0.4%
Pharmaceuticals – 0.4%
DPx Holdings BV 7.50% 2/1/22 (a)	200,000	212,125
Perrigo Finance Unlimited Co.:
3.50% 3/15/21	226,000	229,449
3.90% 12/15/24	200,000	199,725
Teva Pharmaceutical Finance Netherlands III BV:
2.20% 7/21/21	136,000	130,944
2.80% 7/21/23	97,000	91,637
3.15% 10/1/26	116,000	107,363

TOTAL CONSUMER, NON-CYCLICAL		971,243

ENERGY – 6.3%
Energy Equipment & Services – 0.3%
DCP Midstream Operating LP 8.125% 8/16/30	200,000	234,000
Halliburton Co.:
3.80% 11/15/25	63,000	64,716
4.85% 11/15/35	55,000	59,012
5.00% 11/15/45	76,000	82,550
Noble Holding International Ltd. 7.75% 1/15/24	200,000	195,590

		635,868

	Principal Amount	Value
Oil, Gas & Consumable Fuels – 6.0%
Anadarko Finance Co. 7.50% 5/1/31	$227,000	$291,384
Anadarko Petroleum Corp.:
4.85% 3/15/21	47,000	50,525
5.55% 3/15/26	518,000	581,678
6.45% 9/15/36	38,000	46,058
6.60% 3/15/46	130,000	162,823
Antero Resources Corp. 5.125% 12/1/22	220,000	221,100
Canadian Natural Resources Ltd.:
1.75% 1/15/18	21,000	21,010
5.85% 2/1/35	90,000	100,385
Cenovus Energy, Inc. 5.70% 10/15/19	68,000	73,139
CITGO Petroleum Corp. 6.25% 8/15/22 (a)	200,000	206,500
Columbia Pipeline Group, Inc.:
2.45% 6/1/18	20,000	20,108
3.30% 6/1/20	99,000	100,882
4.50% 6/1/25	30,000	31,841
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp. 6.125% 3/1/22	400,000	413,500
DCP Midstream Operating LP:
3.875% 3/15/23	440,000	424,600
5.60% 4/1/44	21,000	19,320
DCP Midstream Operating LP (Reg. S):
4.75% 9/30/21	350,000	361,375
5.35% 3/15/20	220,000	230,450
Empresa Nacional del Petroleo 4.375% 10/30/24 (a)	200,000	205,241
Enbridge Energy Partners LP 4.375% 10/15/20	69,000	72,730
Enbridge, Inc.:
4.25% 12/1/26	66,000	68,180
5.50% 12/1/46	77,000	83,408
Endeavor Energy Resources LP / EER Finance, Inc. 7.00% 8/15/21 (a)	220,000	228,800
Enterprise Products Operating LLC 3.70% 2/15/26	90,000	91,117
Kinder Morgan Energy Partners LP:
3.50% 3/1/21	60,000	61,237
5.00% 10/1/21	69,000	74,365
5.50% 3/1/44	262,000	272,375
6.55% 9/15/40	13,000	14,733
Kinder Morgan, Inc.:
5.00% 2/15/21 (a)	74,000	79,592
5.05% 2/15/46	34,000	33,879
MCE Finance Ltd. 5.00% 2/15/21 (a)	250,000	252,500

See accompanying notes which are an integral part of the financial statements.

21	Semiannual Report

Fidelity Total Bond ETF

Investments (Unaudited) – continued

Nonconvertible Bonds – continued
	Principal Amount	Value
ENERGY – continued
Oil, Gas & Consumable Fuels – continued
PBF Holding Co. LLC / PBF Finance Corp. 7.00% 11/15/23	$200,000	$201,000
Petrobras Global Finance BV:
5.625% 5/20/43	102,000	81,345
6.25% 3/17/24	220,000	223,520
6.75% 1/27/41	50,000	45,875
7.25% 3/17/44	184,000	177,632
Petrobras International Finance Co. Ltd. 5.375% 1/27/21	1,170,000	1,183,162
Petroleos Mexicanos:
3.50% 7/23/20	55,000	55,481
4.50% 1/23/26	200,000	188,500
4.625% 9/21/23	1,315,000	1,317,617
5.50% 1/21/21	460,000	486,105
5.625% 1/23/46	373,000	324,062
6.375% 1/23/45	650,000	618,475
6.50% 3/13/27 (a)	494,000	524,999
Phillips 66 4.30% 4/1/22	600,000	642,956
Phillips 66 Partners LP 2.646% 2/15/20	5,000	5,008
Sabine Pass Liquefaction LLC:
5.625% 3/1/25	220,000	241,450
5.75% 5/15/24	400,000	442,728
5.875% 6/30/26 (a)	200,000	224,336
Southwestern Energy Co. 4.10% 3/15/22	600,000	534,000
Sunoco LP / Sunoco Finance Corp. 6.25% 4/15/21	200,000	203,000
Teine Energy Ltd. 6.875% 9/30/22 (a)	200,000	208,000
The Williams Companies., Inc.:
4.55% 6/24/24	510,000	517,650
5.75% 6/24/44	131,000	132,310
Western Gas Partners LP 4.65% 7/1/26	35,000	36,607
Williams Partners LP:
3.60% 3/15/22	103,000	104,816
3.90% 1/15/25	467,000	468,798
4.00% 11/15/2021 to 9/15/2025	226,000	230,045
4.50% 11/15/23	51,000	53,595
WPX Energy, Inc. 7.50% 8/1/20	220,000	237,050

		14,604,957

Pipeline – 0.0%
Summit Midstream Holdings LLC / Summit Midstream Finance Corp. 5.75% 4/15/25	20,000	20,300

TOTAL ENERGY		15,261,125

	Principal Amount	Value
FINANCIALS – 12.2%
Banks – 5.5%
Bank of America Corp.:
2.25% 4/21/20	$213,000	$213,043
2.60% 1/15/19	100,000	101,236
2.65% 4/1/19	22,000	22,289
3.50% 4/19/26	227,000	225,178
3.875% 8/1/25	222,000	226,896
3.95% 4/21/25	229,000	229,830
4.20% 8/26/24	160,000	165,118
4.25% 10/22/26	1,130,000	1,151,641
Bank of America N.A. 1.65% 3/26/18	250,000	250,427
Barclays PLC:
2.00% 3/16/18	200,000	199,993
2.75% 11/8/19	400,000	403,113
4.375% 1/12/26	200,000	203,692
Capital One N.A. 1.65% 2/5/18	1,000,000	1,000,627
Citigroup, Inc.:
1.80% 2/5/18	650,000	651,854
1.85% 11/24/17	220,000	220,785
2.40% 2/18/20	870,000	872,690
3.875% 3/26/25	260,000	258,932
4.00% 8/5/24	115,000	116,543
Citizens Bank N.A. 2.50% 3/14/19	250,000	252,100
Credit Suisse Group Funding Guernsey Ltd.:
2.75% 3/26/20	250,000	249,316
3.75% 3/26/25	250,000	246,145
3.80% 6/9/23	906,000	906,852
Intesa Sanpaolo SpA 5.71% 1/15/26 (a)	200,000	193,104
JPMorgan Chase & Co.:
2.75% 6/23/20	75,000	76,284
2.95% 10/1/26	2,202,000	2,106,717
3.875% 9/10/24	190,000	193,593
4.125% 12/15/26	411,000	421,083
Regions Financial Corp. 3.20% 2/8/21	81,000	82,536
Royal Bank of Canada 4.65% 1/27/26	91,000	96,900
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	989,000	1,001,019
6.125% 12/15/22	870,000	924,885

		13,264,421

Capital Markets – 1.9%
Affiliated Managers Group, Inc.:
3.50% 8/1/25	63,000	61,596
4.25% 2/15/24	138,000	142,095

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	22

Nonconvertible Bonds – continued
	Principal Amount	Value
FINANCIALS – continued
Capital Markets – continued
Goldman Sachs Group, Inc.:
2.55% 10/23/19	$100,000	$101,043
2.60% 4/23/20	870,000	875,663
3.75% 5/22/25	200,000	202,892
Lazard Group LLC 4.25% 11/14/20	235,000	246,724
Morgan Stanley:
1.875% 1/5/18	114,000	114,369
3.125% 7/27/26	2,370,000	2,281,331
4.875% 11/1/22	440,000	474,209
UBS AG 1.80% 3/26/18	250,000	250,463

		4,750,385

Consumer Finance – 1.9%
Ally Financial, Inc.:
3.25% 2/13/18	350,000	354,550
3.60% 5/21/18	440,000	447,700
3.75% 11/18/19	220,000	224,675
4.125% 2/13/22	130,000	132,925
Discover Financial Services:
3.75% 3/4/25	532,000	526,418
3.85% 11/21/22	1,000,000	1,020,764
Ford Motor Credit Co. LLC 5.875% 8/2/21	750,000	838,555
Hyundai Capital America:
2.00% 3/19/18 (a)	96,000	96,110
2.125% 10/2/17 (a)	132,000	132,329
Navient Corp. 8.00% 3/25/20	400,000	433,948
Synchrony Financial 3.00% 8/15/19	320,000	324,899

		4,532,873

Diversified Financial Services – 1.8%
AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust:
4.50% 5/15/21	260,000	275,166
4.625% 7/1/22	150,000	159,768
Argos Merger Sub, Inc. 7.125% 3/15/23 (a)	220,000	215,875
Deutsche Bank AG:
2.85% 5/10/19	240,000	241,228
4.50% 4/1/25	1,000,000	957,660
General Motors Financial Co., Inc.:
3.15% 1/15/20	75,000	76,436
3.25% 5/15/18	15,000	15,250
3.50% 7/10/19	1,544,000	1,587,334
4.00% 1/15/25	50,000	50,376
4.20% 3/1/21	138,000	144,618
4.25% 5/15/23	5,000	5,183
4.75% 8/15/17	20,000	20,291

	Principal Amount	Value
Icahn Enterprises LP / Icahn Enterprises Finance Corp. 5.875% 2/1/22	$230,000	$234,871
Intercontinental Exchange, Inc. 2.75% 12/1/20	43,000	43,737
Navient Corp. 5.50% 1/15/19	125,000	129,062
UBS Group Funding Jersey Ltd. 4.125% 9/24/25 (a)	200,000	203,868

		4,360,723

Insurance – 0.9%
American International Group, Inc. 3.30% 3/1/21	69,000	70,718
Five Corners Funding Trust 4.419% 11/15/23 (a)	300,000	319,006
Hartford Financial Services Group, Inc. 4.30% 4/15/43	550,000	527,456
Liberty Mutual Group, Inc. (Reg. S) 5.00% 6/1/21	130,000	141,342
Teachers Insurance & Annuity Association of America 4.90% 9/15/44 (a)	300,000	329,126
TIAA Asset Management Finance Co. LLC:
2.95% 11/1/19 (a)	14,000	14,264
4.125% 11/1/24 (a)	21,000	21,632
Unum Group:
3.875% 11/5/25	327,000	325,511
4.00% 3/15/24	440,000	448,637

		2,197,692

Thrifts & Mortgage Finance – 0.2%
Prime Security Services Borrower LLC / Prime Finance, Inc. 9.25% 5/15/23 (a)	400,000	437,500

TOTAL FINANCIALS		29,543,594

HEALTH CARE – 2.1%
Health Care Providers & Services – 0.9%
CHS / Community Health Systems, Inc. 8.00% 11/15/19	210,000	205,275
DaVita, Inc. 5.125% 7/15/24	200,000	204,125
HCA Holdings, Inc.:
3.75% 3/15/19	80,000	82,000
4.25% 10/15/19	35,000	36,400
4.75% 5/1/23	5,000	5,244
5.375% 2/1/25	260,000	272,025
5.875% 3/15/22	5,000	5,518
6.50% 2/15/20	520,000	570,851
Kindred Healthcare, Inc. 8.75% 1/15/23	220,000	213,675
Sabra Health Care LP / Sabra Capital Corp. 5.50% 2/1/21	320,000	332,000

See accompanying notes which are an integral part of the financial statements.

23	Semiannual Report

Fidelity Total Bond ETF

Investments (Unaudited) – continued

Nonconvertible Bonds – continued
	Principal Amount	Value
HEALTH CARE – continued
Health Care Providers & Services – continued
Tenet Healthcare Corp.:
6.75% 6/15/23	$5,000	$4,956
8.125% 4/1/22	200,000	209,500

		2,141,569

Life Sciences Tools & Services – 0.4%
Thermo Fisher Scientific, Inc. 4.15% 2/1/24	870,000	918,364

Pharmaceuticals – 0.8%
Actavis Funding SCS 3.45% 3/15/22	870,000	888,685
Mylan N.V.:
2.50% 6/7/19	73,000	73,017
3.15% 6/15/21	569,000	569,184
3.95% 6/15/26	90,000	87,899
Valeant Pharmaceuticals International, Inc. (Reg. S) 6.125% 4/15/25	265,000	211,006
Zoetis, Inc. 3.25% 2/1/23	100,000	101,136

		1,930,927

TOTAL HEALTH CARE		4,990,860

INDUSTRIALS – 1.4%
Aerospace & Defense – 0.2%
Huntington Ingalls Industries, Inc. 5.00% 11/15/25 (a)	200,000	210,228
KLX, Inc. 5.875% 12/1/22 (a)	200,000	210,540

		420,768

Airlines – 0.2%
Air Canada 7.75% 4/15/21 (a)	220,000	246,950
American Airlines Group, Inc. 5.50% 10/1/19 (a)	100,000	103,750

		350,700

Commercial Services & Supplies – 0.5%
ADT Corp. 6.25% 10/15/21	200,000	218,250
APX Group, Inc.:
6.375% 12/1/19	134,000	137,852
8.75% 12/1/20	700,000	724,500
Garda World Security Corp. 7.25% 11/15/21 (a)	135,000	129,263

		1,209,865

Construction & Engineering – 0.1%
AECOM 5.125% 3/15/27 (a)	300,000	304,845

	Principal Amount	Value
Trading Companies & Distributors – 0.4%
Air Lease Corp.:
2.125% 1/15/20	$300,000	$296,733
2.625% 9/4/18	99,000	99,953
3.375% 6/1/21	72,000	73,528
3.75% 2/1/22	51,000	52,632
4.25% 9/15/24	125,000	129,632
4.75% 3/1/20	125,000	132,727
FLY Leasing Ltd. 6.375% 10/15/21	200,000	208,000

		993,205

TOTAL INDUSTRIALS		3,279,383

INFORMATION TECHNOLOGY – 1.2%
Communications Equipment – 0.2%
Alcatel-Lucent USA, Inc. 6.45% 3/15/29	240,000	265,200
Brocade Communications Systems, Inc. 4.625% 1/15/23	200,000	202,000

		467,200

IT Services – 0.2%
Ceridian HCM Holding, Inc. 11.00% 3/15/21 (a)	200,000	209,500
First Data Corp. 5.375% 8/15/23 (a)	200,000	208,000

		417,500

Semiconductors & Semiconductor Equipment – 0.1%
Qorvo, Inc. 7.00% 12/1/25	220,000	243,100

Software – 0.7%
Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 Sarl/Greeneden US Holdings II LLC 10.00% 11/30/24 (a)	200,000	217,500
Open Text Corp. 5.625% 1/15/23 (a)	200,000	209,750
Rackspace Hosting, Inc. 8.625% 11/15/24 (a)	600,000	632,250
Solera LLC / Solera Finance, Inc. 10.50% 3/1/24 (a)	400,000	456,000
Sophia LP / Sophia Finance, Inc. 9.00% 9/30/23 (a)	200,000	211,500

		1,727,000

Technology Hardware, Storage & Peripherals – 0.0%
Hewlett Packard Enterprise Co. 6.35% 10/15/45	27,000	28,207

TOTAL INFORMATION TECHNOLOGY		2,883,007

MATERIALS – 0.4%
Chemicals – 0.2%
CF Industries, Inc.:
3.45% 6/1/23	200,000	185,750
4.95% 6/1/43	200,000	172,000

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	24

Nonconvertible Bonds – continued
	Principal Amount	Value
MATERIALS – continued
Chemicals – continued
Platform Specialty Products Corp. 6.50% 2/1/22 (a)	$200,000	$209,000

		566,750

Metals & Mining – 0.2%
BHP Billiton Finance (USA) Ltd. 6.75% 10/19/75 (a)(b)	200,000	228,600
Corporacion Nacional del Cobre de Chile (Codelco) (Reg. S) 4.50% 8/13/23	200,000	215,523

		444,123

TOTAL MATERIALS		1,010,873

REAL ESTATE – 4.0%
Equity Real Estate Investment Trusts (REITs) – 2.6%
American Tower Corp. 2.80% 6/1/20	100,000	100,352
Brixmor Operating Partnership LP:
3.25% 9/15/23	194,000	190,637
3.85% 2/1/25	100,000	100,121
3.875% 8/15/22	71,000	72,819
4.125% 6/15/26	490,000	497,233
DDR Corp.:
3.625% 2/1/25	24,000	23,285
4.25% 2/1/26	191,000	191,715
Digital Realty Trust LP:
3.40% 10/1/20	99,000	101,243
3.95% 7/1/22	376,000	391,474
4.75% 10/1/25	288,000	303,581
Duke Realty LP 3.75% 12/1/24	18,000	18,407
Equinix, Inc. 5.75% 1/1/25	200,000	212,000
Equity One, Inc. 3.75% 11/15/22	190,000	194,653
Government Properties Income Trust 3.75% 8/15/19	180,000	181,749
HCP, Inc.:
3.875% 8/15/24	195,000	197,586
4.00% 6/1/25	870,000	884,779
Lexington Realty Trust 4.40% 6/15/24	415,000	411,136
MPT Operating Partnership LP / MPT Finance Corp. 5.50% 5/1/24	200,000	205,500
Omega Healthcare Investors, Inc.:
4.375% 8/1/23	596,000	605,740
4.50% 1/15/2025 to 4/1/2027	1,356,000	1,350,149
Retail Opportunity Investments Partnership LP 4.00% 12/15/24	11,000	10,566

		6,224,725

	Principal Amount	Value
Real Estate Management & Development – 1.4%
Brandywine Operating Partnership LP 4.10% 10/1/24	$1,065,000	$1,067,653
CBRE Services, Inc. 5.00% 3/15/23	325,000	336,725
Corporate Office Properties LP 5.00% 7/1/25	51,000	53,235
Liberty Property LP:
3.75% 4/1/25	50,000	50,540
4.125% 6/15/22	440,000	461,245
Mack-Cali Realty LP 3.15% 5/15/23	435,000	408,325
Tanger Properties LP:
3.125% 9/1/26	96,000	91,536
3.75% 12/1/24	35,000	35,209
Ventas Realty LP:
3.125% 6/15/23	38,000	37,422
3.50% 2/1/25	453,000	444,999
3.75% 5/1/24	190,000	192,298
4.125% 1/15/26	34,000	34,708
WP Carey, Inc. 4.00% 2/1/25	65,000	64,301

		3,278,196

TOTAL REAL ESTATE		9,522,921

TELECOMMUNICATION SERVICES – 2.9%
Communications Equipment – 0.1%
Radiate Holdco LLC / Radiate Finance, Inc. 6.625% 2/15/25 (a)	200,000	200,750

Diversified Telecommunication Services – 1.7%
Altice Finco S.A. 8.125% 1/15/24 (a)	200,000	214,500
AT&T, Inc.:
2.45% 6/30/20	484,000	484,728
3.60% 2/17/23	171,000	172,554
6.30% 1/15/38	276,000	313,897
Intelsat Jackson Holdings S.A. 8.00% 2/15/24 (a)	200,000	217,000
Level 3 Financing, Inc. 5.625% 2/1/23	200,000	206,500
Telecom Italia SpA 5.303% 5/30/24 (a)	400,000	407,000
Verizon Communications, Inc.:
2.625% 2/21/20	574,000	581,222
3.45% 3/15/21	390,000	402,375
3.65% 9/14/18	950,000	978,319
5.012% 8/21/54	220,000	212,895

		4,190,990

Media – 0.5%
21st Century Fox America, Inc. 6.15% 2/15/41	19,000	22,877

See accompanying notes which are an integral part of the financial statements.

25	Semiannual Report

Fidelity Total Bond ETF

Investments (Unaudited) – continued

Nonconvertible Bonds – continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES – continued
Media – continued
Charter Communications Operating LLC / Charter Communications Operating Capital 4.464% 7/23/22	$312,000	$327,814
DISH DBS Corp. 5.00% 3/15/23	300,000	308,250
Univision Communications, Inc.
5.125% 5/15/2023 to 2/15/2025	400,000	397,250
Ziggo Secured Finance BV 5.50% 1/15/27 (a)	200,000	202,500

		1,258,691

Wireless Telecommunication Services – 0.6%
Millicom International Cellular S.A. (Reg. S) 6.00% 3/15/25	300,000	313,800
Sprint Corp. 7.875% 9/15/23	390,000	433,875
T-Mobile USA, Inc.:
6.375% 3/1/25	245,000	263,370
6.625% 4/1/23	245,000	260,313
Telesat Canada / Telesat LLC 8.875% 11/15/24 (a)	200,000	218,500

		1,489,858

TOTAL TELECOMMUNICATION SERVICES		7,140,289

UTILITIES – 1.6%
Electric Utilities – 1.3%
Dynegy, Inc.:
7.375% 11/1/22	100,000	98,250
8.00% 1/15/25 (a)	200,000	190,000
Emera US Finance LP:
2.15% 6/15/19	37,000	36,940
2.70% 6/15/21	36,000	35,802
3.55% 6/15/26	57,000	56,275
Exelon Corp.:
1.55% 6/9/17	21,000	21,005
2.85% 6/15/20	440,000	446,127
3.95% 6/15/25	100,000	103,047
FirstEnergy Corp.:
2.75% 3/15/18	36,000	36,315
4.25% 3/15/23	1,080,000	1,126,146
7.375% 11/15/31	440,000	579,898
IPALCO Enterprises, Inc. 3.45% 7/15/20	154,000	156,695
NSG Holdings LLC / NSG Holdings, Inc. 7.75% 12/15/25 (a)	206,007	223,261
The Cleveland Electric Illuminating Co. 5.95% 12/15/36	139,000	156,876

		3,266,637

	Principal Amount	Value
Independent Power and Renewable Electricity Producers – 0.1%
NRG Energy, Inc. 6.25% 5/1/24	$125,000	$125,000
The AES Corp. 4.875% 5/15/23	125,000	124,125

		249,125

Multi-Utilities – 0.2%
Dominion Resources, Inc. 3.298% 9/30/66 (b)	22,000	17,950
NiSource Finance Corp. 5.45% 9/15/20	220,000	241,357
Sempra Energy 6.00% 10/15/39	106,000	130,198

		389,505

TOTAL UTILITIES		3,905,267

TOTAL NONCONVERTIBLE BONDS (Cost $92,363,149)		93,294,196

U.S. Treasury Obligations – 37.3%

U.S. Treasury Bonds:
2.875% 11/15/46	10,861,000	10,657,780
3.00% 11/15/45	1,574,000	1,580,641
U.S. Treasury Inflation Indexed Bonds:
0.75% 2/15/45	442,912	429,408
1.00% 2/15/46	1,044,403	1,079,296
1.375% 2/15/44	2,414,706	2,707,487
U.S. Treasury Inflation Indexed Notes:
0.125% 7/15/26	5,121,663	5,034,666
0.375% 7/15/25	1,836,598	1,853,113
0.625% 1/15/26	3,946,416	4,045,637
U.S. Treasury Notes:
0.75% 10/31/2017 to 9/30/2018	18,349,000	18,275,083
1.125% 1/15/2019 to 8/31/2021	5,486,000	5,389,025
1.25% 3/31/2021 to 10/31/2021	7,741,000	7,540,138
1.75% 12/31/20	5,606,000	5,610,160
1.875% 2/28/22	1,770,000	1,768,133
2.00% 12/31/2021 to 11/15/2026	21,021,000	21,075,266
2.125% 2/29/24	2,672,000	2,660,727
2.25% 1/31/24	562,000	564,393

TOTAL U.S. TREASURY OBLIGATIONS (Cost $90,659,437)		90,270,953

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	26

U.S Government Agency – Mortgage Securities – 16.0%
	Principal Amount	Value

Fannie Mae – 10.2%
Fannie Mae:
3.00% 5/1/2031 to 1/1/2047	$7,739,856	$7,731,721
3.00% 3/1/32 (c)	100,000	102,802
3.50% 9/1/2029 to 1/1/2047	6,129,021	6,317,099
3.50% 3/1/47 (c)	300,000	307,396
4.00% 9/1/2041 to 6/1/2046	4,022,588	4,244,320
4.00% 3/1/47 (c)	700,000	735,504
4.50% 8/1/2033 to 2/1/2045	1,168,680	1,263,976
4.50% 3/1/47 (c)	600,000	644,708
5.00% 2/1/2038 to 1/1/2044	1,899,538	2,093,670
5.50% 6/1/2038 to 11/1/2038	804,128	899,301
6.00% 7/1/37	350,647	396,495

TOTAL FANNIE MAE		24,736,992

Freddie Mac – 3.3%
Freddie Mac:
2.50% 7/1/31	86,869	87,343
3.00% 10/1/2028 to 1/1/2047	1,960,103	1,953,087
3.50% 3/1/2032 to 9/1/2046	3,257,877	3,367,446
4.00% 9/1/2040 to 1/1/2045	1,444,632	1,528,811
4.50% 1/1/42	642,102	692,380
5.00% 2/1/38	272,479	300,630
5.50% 6/1/41	56,742	63,590

TOTAL FREDDIE MAC		7,993,287

Ginnie Mae – 2.5%
Ginnie Mae:
3.00% 12/20/2042 to 1/20/2047	1,186,948	1,204,138
3.50% 12/20/2041 to 7/20/2046	1,576,219	1,648,079
3.50% 3/1/47 (c)	1,600,000	1,662,746
4.00% 12/15/2040 to 11/20/2045	916,794	973,464
4.00% 3/1/47 (c)	400,000	423,265
4.50% 5/20/2041 to 2/20/2044	170,844	184,202

TOTAL GINNIE MAE		6,095,894

TOTAL U.S GOVERNMENT AGENCY – MORTGAGE SECURITIES (Cost $39,267,657)		38,826,173

Collateralized Mortgage Obligations – 2.5%
	Principal Amount	Value

PRIVATE SPONSOR – 2.4%
Banc of America Commercial Mortgage Trust Series 2007-5, Class A1A 5.361% 2/10/51	$541,279	$550,098
BBCMS Trust Series 2015-RRI, Class C 2.82% 5/15/32 (a)(b)	500,000	500,358
BBCMS Trust Series 2015-RRI, Class D 3.67% 5/15/32 (a)(b)	500,000	499,187
CDGJ Commercial Mortgage Trust Series 2014-BXCH, Class DPA 3.77% 12/15/27 (a)(b)	907,327	913,002
Citigroup Mortgage Loan Trust Series 2010-4, Class 4A5 5.00% 10/25/35 (a)	20,919	21,168
Commercial Mortgage Loan Trust Series 2008-LS1, Class A1A 6.094% 12/10/49 (b)	753,866	766,882
CSMC Series 2015-TOWN, Class B 2.67% 3/15/28 (a)(b)	14,000	13,982
CSMC Series 2015-TOWN, Class C 3.02% 3/15/28 (a)(b)	13,000	12,991
CSMC Series 2015-TOWN, Class D 3.97% 3/15/28 (a)(b)	20,000	20,001
CSMC Series 2015-TOWN, Class E 4.92% 3/15/28 (a)(b)	101,000	101,097
GAHR Commericial Mortgage Trust Series 2015-NRF, Class BFX 3.382% 12/15/34 (a)(b)	1,050,000	1,073,566
GAHR Commericial Mortgage Trust Series 2015-NRF, Class DFX 3.382% 12/15/34 (a)(b)	808,000	816,401
GE Commercial Mortgage Corp. Series Trust Series 2007-C1, Class A4 5.543% 12/10/49	1,760	1,759
MSCG Trust Series 2016-SNR, Class A 3.348% 11/15/34 (a)(b)	205,000	204,644
MSCG Trust Series 2016-SNR, Class B 4.181% 11/15/34 (a)	72,000	72,005
MSCG Trust Series 2016-SNR, Class C 5.205% 11/15/34 (a)	51,000	51,172
Wachovia Bank Commercial Mortgage Trust Series 2007-C33, Class A4 5.975% 2/15/51 (b)	242,233	242,702

TOTAL PRIVATE SPONSOR		5,861,015

See accompanying notes which are an integral part of the financial statements.

27	Semiannual Report

Fidelity Total Bond ETF

Investments (Unaudited) – continued

Collateralized Mortgage Obligations – continued
	Principal Amount	Value
U.S. GOVERNMENT AGENCY – 0.1%
Ginnie Mae Series 2015-H21, Class JA 2.50% 6/20/65 (d)	$134,543	$135,881

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $6,042,250)		5,996,896

Municipal Securities – 1.4%

Chicago Gen. Oblig. (Taxable Proj.) Series 2011-C1, 7.781% 1/1/35	90,000	98,198
Chicago Gen. Oblig. (Taxable Proj.) Series 2014-B, 6.314% 1/1/44	195,000	179,576
Illinois Gen. Oblig. Series 2003:
4.35% 6/1/18	25,667	25,995
4.95% 6/1/23	905,000	924,277
5.10% 6/1/33	1,560,000	1,446,806
Illinois Gen. Oblig. Series 2011:
5.665% 3/1/18	10,000	10,315
5.877% 3/1/19	30,000	31,666
State of California:
7.30% 10/1/39	450,000	634,784
7.50% 4/1/34	100,000	143,193

TOTAL MUNICIPAL SECURITIES (Cost $3,623,940)		3,494,810

Foreign Government and Government Agency Obligations – 1.4%

Argentina Bonar Bonds 7.00% 4/17/17	863,090	866,590
Banco Nacional de Desenvolvimento Economico e Social (Reg. S):
4.00% 4/14/19	600,000	610,710
5.50% 7/12/20	200,000	212,100
Brazilian Government International Bond 4.875% 1/22/21	1,000,000	1,046,000
Dominican Republic International Bond (Reg. S) 5.50% 1/27/25	400,000	408,000

	Principal Amount	Value
Republic of Belarus International Bond (Reg. S) 8.95% 1/26/18	$250,000	$257,399

TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $3,368,821)		3,400,799

Asset-Backed Securities – 0.2%

Blackbird Capital Aircraft Lease Securitization Ltd. Series 2016-1A, Class A 4.213% 12/16/41 (a) (Cost $371,057)	371,057	372,495

Money Market Funds – 3.4%
	Shares
Fidelity Cash Central Fund, 0.60% (e) (Cost $8,223,551)	8,222,757	8,224,451

TOTAL INVESTMENT PORTFOLIO – 100.8% (Cost $243,919,862)		243,880,773

NET OTHER ASSETS (LIABILITIES) – (0.8%)		(1,996,674)

NET ASSETS – 100%		$241,884,099

Legend

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $20,975,539 or 8.7% of net assets.

(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(c)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.

(d)	Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

(e)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund’s financial statements are available on the SEC’s website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$29,024

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	28

Other Information

The following is a summary of the inputs used, as of February 28, 2017, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$93,294,196	$—	$93,294,196	$—
U.S. Treasury Obligations	90,270,953	—	90,270,953	—
U.S Government Agency – Mortgage Securities	38,826,173	—	38,826,173	—
Collateralized Mortgage Obligations	5,996,896	—	5,996,896	—
Municipal Securities	3,494,810	—	3,494,810	—
Foreign Government and Government Agency Obligations	3,400,799	—	3,400,799	—
Asset-Backed Securities	372,495	—	372,495	—
Money Market Funds	8,224,451	8,224,451	—	—

Total Investments in Securities:	$243,880,773	$8,224,451	$235,656,322	$—

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows:

United States of America	90.4%
Luxembourg	1.7%
Mexico	1.4%
United Kingdom	1.3%
Others (Individually Less Than 1%)	6.0%

100.8%

See accompanying notes which are an integral part of the financial statements.

29	Semiannual Report

Financial Statements

Statements of Assets and Liabilities
February 28, 2017 (Unaudited)
	Fidelity Corporate Bond ETF	Fidelity Limited Term Bond ETF	Fidelity Total Bond ETF
Assets
Investments in securities, at value – See accompanying schedule:
Unaffiliated issuers	$43,617,610	$111,867,554	$235,656,322
Fidelity Central Funds	1,263,725	1,253,713	8,224,451

Total Investments	$44,881,335	$113,121,267	$243,880,773
Cash	214,079	5,863	3,253
Receivable for investments sold
Regular delivery	238,265	59,940,824	608,542
Delayed delivery	—	—	1,743,579
Receivable for fund shares sold	—	—	2,495,997
Interest receivable	479,694	662,809	1,649,338

Total assets	45,813,373	173,730,763	250,381,482

Liabilities
Payable for investments purchased
Regular delivery	804,138	42,867	2,258,696
Delayed delivery	—	—	5,621,723
Payable for fund shares redeemed	—	60,314,367	—
Distributions payable	105,300	224,250	528,220
Accrued management fees	15,578	64,084	88,744

Total liabilities	925,016	60,645,568	8,497,383

Net Assets	$44,888,357	$113,085,195	$241,884,099

Net Assets consist of:
Paid in capital	$45,261,529	$114,999,058	$243,773,802
Distributions in excess of net investment income	(1,882)	(125,191)	(504,142)
Accumulated undistributed net realized gain (loss) on investments	(426,521)	(1,387,627)	(1,346,472)
Net unrealized appreciation (depreciation) on investments	55,231	(401,045)	(39,089)

Net Assets	$44,888,357	$113,085,195	$241,884,099

Shares outstanding	900,000	2,250,000	4,852,000

Net Asset Value, offering price and redemption price per share	$49.88	$50.26	$49.85

Investments at cost – Unaffiliated issuers	$43,562,416	$112,268,620	$235,696,311
Investments at cost – Fidelity Central Funds	1,263,688	1,253,692	8,223,551

Investments at cost	$44,826,104	$113,522,312	$243,919,862

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	30

Statements of Operations
For the six months ended February 28, 2017 (Unaudited)
	Fidelity Corporate Bond ETF	Fidelity Limited Term Bond ETF	Fidelity Total Bond ETF
Investment Income
Interest	$676,551	$1,837,301	$2,878,110
Income from Fidelity Central Funds	3,381	11,737	29,024

Total income	679,932	1,849,038	2,907,134

Expenses
Management fees	90,550	440,705	463,457
Independent trustees’ compensation	84	387	404
Miscellaneous	58	257	212

Total expenses before reductions	90,692	441,349	464,073
Expense reductions	(7)	(665)	(416)

Total expenses	90,685	440,684	463,657

Net investment income (loss)	589,247	1,408,354	2,443,477

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment securities	(102,230)	(875,748)	(1,209,354)
Net realized gain (loss) on In-kind redemptions	—	(509,833)	—

Total net realized gain (loss)	(102,230)	(1,385,581)	(1,209,354)

Change in net unrealized appreciation (depreciation) on investment securities	(958,122)	(1,375,494)	(2,518,682)

Net gain (loss)	(1,060,352)	(2,761,075)	(3,728,036)

Net increase (decrease) in net assets resulting from operations	$(471,105)	$(1,352,721)	$(1,284,559)

See accompanying notes which are an integral part of the financial statements.

31	Semiannual Report

Financial Statements – continued

Statements of Changes in Net Assets
	Fidelity Corporate Bond ETF		Fidelity Limited Term Bond ETF
	Six months ended February 28, 2017 (Unaudited)	Year ended August 31, 2016	Six months ended February 28, 2017 (Unaudited)	Year ended August 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$589,247	$964,158	$1,408,354	$2,131,311
Net realized gain (loss)	(102,230)	(324,291)	(1,385,581)	1,042,134
Change in net unrealized appreciation (depreciation)	(958,122)	2,008,502	(1,375,494)	1,295,536

Net increase (decrease) in net assets resulting from operations	(471,105)	2,648,369	(1,352,721)	4,468,981

Distributions to shareholders from net investment income	(590,100)	(963,800)	(1,489,200)	(2,196,100)
Distributions to shareholders from net realized gain	—	(112,800)	(270,000)	—

Total distributions	(590,100)	(1,076,600)	(1,759,200)	(2,196,100)

Share transactions
Proceeds from sales of shares	4,990,607	12,606,374	154,508,594	467,363,470
Cost of shares redeemed	—	(2,371,549)	(173,070,029)	(382,285,392)

Net increase (decrease) in net assets resulting from share transactions	4,990,607	10,234,825	(18,561,435)	85,078,078

Total increase (decrease) in net assets	3,929,402	11,806,594	(21,673,356)	87,350,959

Net Assets
Beginning of period	40,958,955	29,152,361	134,758,551	47,407,592

End of period	$44,888,357	$40,958,955	$113,085,195	$134,758,551

Distributions in excess of net investment income included in net assets at end of period	$(1,882)	$(1,029)	$(125,191)	$(44,345)

Other Information
Shares
Sold	100,000	250,000	3,050,000	9,300,000
Redeemed	—	(50,000)	(3,450,000)	(7,600,000)

Net increase (decrease)	100,000	200,000	(400,000)	1,700,000

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	32

Statements of Changes in Net Assets
	Fidelity Total Bond ETF
	Six months ended February 28, 2017 (Unaudited)	Year ended August 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,443,477	$4,000,819
Net realized gain (loss)	(1,209,354)	351,884
Change in net unrealized appreciation (depreciation)	(2,518,682)	5,129,572

Net increase (decrease) in net assets resulting from operations	(1,284,559)	9,482,275

Distributions to shareholders from net investment income	(2,719,024)	(4,227,622)

Share transactions
Proceeds from sales of shares	72,989,912	89,877,016
Cost of shares redeemed	—	(27,848,236)

Net increase (decrease) in net assets resulting from share transactions	72,989,912	62,028,780

Total increase (decrease) in net assets	68,986,329	67,283,433

Net Assets
Beginning of period	172,897,770	105,614,337

End of period	$241,884,099	$172,897,770

Distributions in excess of net investment income included in net assets at end of period	$(504,142)	$(228,595)

Other Information
Shares
Sold	1,450,000	1,800,000
Redeemed	—	(550,000)

Net increase (decrease)	1,450,000	1,250,000

See accompanying notes which are an integral part of the financial statements.

33	Semiannual Report

Financial Statements – continued

Financial Highlights
	Fidelity Corporate Bond ETF
	Six months ended February 28, 2017 (Unaudited)		Year ended August 31, 2016	Year ended August 31, 2015A
Selected Per-Share Data
Net asset value, beginning of period	$51.20		$48.59	$50.06

Income from Investment Operations
Net investment income (loss)B	0.731		1.587	1.342
Net realized and unrealized gain (loss)	(1.328)		2.805	(1.448)

Total from investment operations	(0.597)		4.392	(0.106)

Distributions from net investment income	(0.723)		(1.594)	(1.364)
Distributions from net realized gain	—		(0.188)	—

Total distributions	(0.723)		(1.782)	(1.364)

Net asset value, end of period	$49.88		$51.20	$48.59

Total ReturnC,D	(1.16)%		9.30%	(0.26)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.45	%G	.45%	.45	%G
Expenses net of fee waivers, if any	.45	%G	.45%	.45	%G
Expenses net of all reductions	.45	%G	.45%	.45	%G
Net investment income (loss)	2.95	%G	3.24%	2.96	%G
Supplemental Data
Net assets, end of period (000 omitted)	$44,888		$40,959	$29,152
Portfolio turnover rateH	7	%I	37%	28	%I,J

A	For the period October 6, 2014 (commencement of operations) to August 31, 2015.

B	Calculated based on average shares outstanding during the period.

C	Total returns for periods of less than one year are not annualized.

D	Total returns would have been lower if certain expenses had not been reduced during the applicable period shown.

E	Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the fund invests.

F	Fees and expenses of any underlying Fidelity Central Funds are not included in the Funds’ expense ratio. Each Fund indirectly bears its proportionate share of expenses of any underlying Fidelity Central Funds.

G	Annualized.

H	Amount does not include the portfolio activity of any underlying funds.

I	Amount not annualized.

J	Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	34

Financial Highlights
	Fidelity Limited Term Bond ETF
	Six months ended February 28, 2017 (Unaudited)		Year ended August 31, 2016	Year ended August 31, 2015A
Selected Per-Share Data
Net asset value, beginning of period	$50.85		$49.90	$50.06

Income from Investment Operations
Net investment income (loss)B	0.359		0.681	0.623
Net realized and unrealized gain (loss)	(0.503)		0.990	(0.012)

Total from investment operations	(0.144)		1.671	0.611

Distributions from net investment income	(0.396)		(0.721)	(0.771)
Distributions from net realized gain	(0.050)		—	—

Total distributions	(0.446)		(0.721)	(0.771)

Net asset value, end of period	$50.26		$50.85	$49.90

Total ReturnC,D	(0.28)%		3.37%	1.22%
Ratios to Average Net AssetsE,F
Expenses before reductions	.45	%G	.45%	.45	%G
Expenses net of fee waivers, if any	.45	%G	.45%	.45	%G
Expenses net of all reductions	.45	%G	.45%	.45	%G
Net investment income (loss)	1.45	%G	1.35%	1.37	%G
Supplemental Data
Net assets, end of period (000 omitted)	$113,085		$134,759	$47,408
Portfolio turnover rateH,I	146	%J	265%	312	%J

A	For the period October 6, 2014 (commencement of operations) to August 31, 2015.

B	Calculated based on average shares outstanding during the period.

C	Total returns for periods of less than one year are not annualized.

D	Total returns would have been lower if certain expenses had not been reduced during the applicable period shown.

E	Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the fund invests.

F	Fees and expenses of any underlying Fidelity Central Funds are not included in the Funds’ expense ratio. Each Fund indirectly bears its proportionate share of expenses of any underlying Fidelity Central Funds.

G	Annualized.

H	Amount does not include the portfolio activity of any underlying funds.

I	Portfolio turnover rate excludes securities received or delivered in-kind.

J	Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

35	Semiannual Report

Financial Statements – continued

Financial Highlights
	Fidelity Total Bond ETF
	Six months ended February 28, 2017 (Unaudited)		Year ended August 31, 2016		Year ended August 31, 2015A
Selected Per-Share Data
Net asset value, beginning of period	$50.82		$49.08		$50.00

Income from Investment Operations
Net investment income (loss)B	0.593		1.463		1.403
Net realized and unrealized gain (loss)	(0.926)		1.813		(0.975)

Total from investment operations	(0.333)		3.276		0.428

Distributions from net investment income	(0.637)		(1.536)		(1.348)

Total distributions	(0.637)		(1.536)		(1.348)

Net asset value, end of period	$49.85		$50.82		$49.08

Total ReturnC,D	(0.65)%		6.84%		0.83%
Ratios to Average Net AssetsE,F
Expenses before reductions	.46	%G	.45%		.45	%G
Expenses net of fee waivers, if any	.45	%G	.45%		.45	%G
Expenses net of all reductions	.45	%G	.45%		.45	%G
Net investment income (loss)	2.40	%G	2.98%		3.10	%G
Supplemental Data
Net assets, end of period (000 omitted)	$241,884		$172,898		$105,614
Portfolio turnover rateH	75	%I	158	%J	276	%I

A	For the period October 6, 2014 (commencement of operations) to August 31, 2015.

B	Calculated based on average shares outstanding during the period.

C	Total returns for periods of less than one year are not annualized.

D	Total returns would have been lower if certain expenses had not been reduced during the applicable period shown.

E	Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the fund invests.

F	Fees and expenses of any underlying Fidelity Central Funds are not included in the Funds’ expense ratio. Each Fund indirectly bears its proportionate share of expenses of any underlying Fidelity Central Funds.

G	Annualized.

H	Amount does not include the portfolio activity of any underlying funds.

I	Amount not annualized.

J	Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	36

Notes to Financial Statements

For the period ended February 28, 2017 (Unaudited)

1. Organization.

Fidelity Corporate Bond ETF, Fidelity Limited Term Bond ETF and Fidelity Total Bond ETF (the Funds) are exchange-traded funds of Fidelity Merrimack Street Trust (the Trust) and are authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds’ Schedule of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management Inc. (FIMM), an affiliate of Fidelity Management & Research Company (FMR). Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Funds’ Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund’s investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund’s investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available)

Valuation techniques used to value each Fund’s investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, municipal securities and U.S government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type of by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

37	Semiannual Report

Notes to Financial Statements – continued

3. Significant Accounting Policies – continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of February 28, 2017, is included at the end of each Fund’s Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Funds’ investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of NYSE Arca, normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statements of Operations. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund’s federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Realized gain or loss resulting from in-kind redemptions is not taxable to the Fund and is not distributed to shareholders of the Fund. Foreign taxes are provided for based on each Fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to redemptions in kind, financing transactions, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Corporate Bond ETF	$44,906,245	$518,923	$(543,833)	$(24,910)
Fidelity Limited Term Bond ETF	113,522,654	224,995	(626,382)	(401,387)
Fidelity Total Bond ETF	243,920,252	2,204,831	(2,244,310)	(39,479)

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

	No-expiration Short-term	No-expiration Long-term	Total capital loss carryforward
Fidelity Corporate Bond ETF	$—	$(324,291)	$(324,291)
Fidelity Total Bond ETF	—	(135,377)	(135,377)

Semiannual Report	38

3. Significant Accounting Policies – continued

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund’s Schedule of Investments. The Funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund’s Schedule of Investments.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, certain Funds transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to each Fund’s portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund’s right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, were as follows:

	Purchases	Sales
Fidelity Corporate Bond ETF	$6,261,579	$1,647,771
Fidelity Limited Term Bond ETF	108,334,010	37,158,883
Fidelity Total Bond ETF	32,351,349	16,509,903

Securities received or delivered in-kind through subscriptions and redemptions were as follows:

	In-kind Subscriptions	In-kind Redemptions
Fidelity Corporate Bond ETF	$—	$—
Fidelity Limited Term Bond ETF	5,580,989	103,125,214
Fidelity Total Bond ETF	—	—

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Investments Money Management Inc. (the investment adviser), an affiliate of FMR, provides the Funds with investment management related services for which the Funds pay a monthly management fee that is based on an annual rate of .45% of each Fund’s average net assets. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense and taxes. The management fee is reduced by an amount equal to the fees and expenses paid by each fund to the independent Trustees.

Interfund Trades. The Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

39	Semiannual Report

Notes to Financial Statements – continued

6. Committed Line of Credit.

The Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the “line of credit”) to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statements of Operations, and are as follows:

Amount
Fidelity Corporate Bond ETF	$58
Fidelity Limited Term Bond ETF	257
Fidelity Total Bond ETF	212

During the period, the Funds did not borrow on this line of credit.

7. Expense Reductions.

Through arrangements with each applicable Fund’s custodian, credits realized as a result of uninvested cash balances were used to reduce each applicable Fund’s management fee. During the period, these credits reduced management fees by the following amounts:

Amount
Fidelity Corporate Bond ETF	$7
Fidelity Limited Term Bond ETF	665
Fidelity Total Bond ETF	416

8. Share Transactions.

The Funds issue and redeem shares at NAV only with certain authorized participants in large increments known as Creation Units. Purchases of Creation Units are made by tendering a basket of designated stocks to a fund and redemption proceeds are paid with a basket of securities from a fund’s portfolio with a balancing cash component to equate the market value of the basket of securities delivered or redeemed to the NAV per Creation Unit on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery. A fund’s shares are available in smaller increments to investors in the secondary market at market prices and may be subject to commissions. Authorized participants pay a transaction fee to the shareholder servicing agent when purchasing and redeeming Creation Units of a fund. The transaction fee is used to defray the costs associated with the issuance and redemption of Creation Units.

9. Other.

The Funds’ organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

10. Credit Risk.

The Funds may invest a portion of their assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Semiannual Report	40

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Corporate Bond ETF

Fidelity Limited Term Bond ETF

Fidelity Total Bond ETF

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Investments Money Management, Inc. (FIMM), an affiliate of Fidelity Management & Research Company (FMR), and the sub-advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees’ counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund’s Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established four standing committees (Committees) – Operations, Audit, Fair Valuation, and Governance and Nominating – each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of each fund’s Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund’s Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board’s annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2016 meeting, the Board unanimously determined to renew each fund’s Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund’s management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees’ counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board’s decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of each fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity’s competitors, and that each fund’s shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity’s staffing as it relates to the funds, including the backgrounds of investment personnel of Fidelity, and also considered the funds’ investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity’s investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers’ investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity’s investment staff, including its size, education, experience, and resources, as well as Fidelity’s approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity’s global investment organization. The Board also noted that Fidelity’s analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity’s investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity’s trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FIMM, the sub-advisers (together with FIMM, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering pricing and bookkeeping services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally State Street Bank and Trust Company, each fund’s transfer agent and custodian, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, each fund’s compliance policies and procedures.

41	Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees – continued

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity’s global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) broadening eligibility requirements for certain lower-priced share classes of, and streamlining the fee structure for, certain existing equity index funds; (v) lowering expense caps for certain existing funds and classes to reduce expenses paid by shareholders; (vi) eliminating redemption fees for certain variable insurance product funds and classes; (vii) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (viii) launching a lower cost share class for use by the Freedom Index Fund product line; (ix) rationalizing product lines and gaining increased efficiencies through fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; (xi) implementing investment enhancements to further strengthen Fidelity’s target date product line to increase investors’ probability of success in achieving their goals; (xii) accelerating the conversion of all remaining Class B shares to Class A shares, which have a lower expense structure; and (xiii) implementing changes to Fidelity’s money market fund product line in response to recent regulatory reforms.

Investment Performance. The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and performance history. The Board noted that there was a portfolio management change for the fund in July 2015.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for each fund for different time periods, measured against a securities market index (“benchmark index”) and a peer group of funds with similar objectives (“peer group”), if any. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; the potential for incremental return versus the fund’s benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund’s performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for each fund and an appropriate benchmark index and peer group for the most recent one-year period.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered each fund’s management fee and total expense ratio compared to “mapped groups” of competitive funds and classes created for the purpose of facilitating the Trustees’ competitive analysis of management fees and total expenses. Fidelity creates “mapped groups” by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board’s management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in basis points (BP) in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the “Total Mapped Group.” The Total Mapped Group comparison focuses on a fund’s standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with

Semiannual Report	42

comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). “TMG %” represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund’s. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than a fund. The funds’ actual TMG %s and the number of funds in the Total Mapped Group are in the charts below. The “Asset-Size Peer Group” (ASPG) comparison focuses on a fund’s standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund’s management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund’s management fee rate ranked, is also included in the charts and considered by the Board.

Fidelity Corporate Bond ETF

43	Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees – continued

Fidelity Limited Term Bond ETF

Fidelity Total Bond ETF

The Board noted that each fund’s management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2015.

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and the boards of other Fidelity funds to conduct an in-depth review of the “group fee” component of the management fee of funds with such management fee structures. The Committee’s focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component (such as the funds) and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Semiannual Report	44

Based on its review, the Board concluded that each fund’s management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each fund’s total expense ratio, the Board considered the fund’s all-inclusive fee rate. The Board also considered other expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees, paid by FIMM under the all-inclusive arrangement. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the funds. As part of its review, the Board also considered the current and historical total expense ratios of each fund compared to competitive fund median expenses. Each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that each fund’s total expense ratio ranked equal to the competitive median for 2015.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that an ad hoc joint committee created by it and the boards of other Fidelity funds periodically (most recently in 2013) reviews and compares Fidelity’s institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that each fund’s total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund’s shareholders. The Board also considered the level of Fidelity’s profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with each fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity’s audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year’s methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board’s assessment of Fidelity’s profitability analysis. PwC’s engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity’s mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC’s reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity’s profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity’s non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity’s affiliates may benefit from or be related to the funds’ business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that due to each fund’s current contractual arrangements its expense ratio will not decline if the fund’s operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically (most recently in 2013) analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds’ advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity’s fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity’s compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity’s

45	Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees – continued

voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity’s transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) Fidelity’s long-term expectations for its offerings in the workplace investing channel; (ix) new developments in the retail and institutional marketplaces; (x) the approach to considering “fall-out” benefits; and (xi) the impact of money market reform on Fidelity’s money market funds, including with respect to costs and profitability. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds’ fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that each fund’s Advisory Contracts should be renewed.

Semiannual Report	46

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47	Semiannual Report

Investment Adviser

Fidelity Investments Money Management, Inc.

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

FMR Investment Management (U.K.) Limited

Fidelity Management & Research (Japan) Limited

Fidelity Management & Research (Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

State Street Bank and Trust Company

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Boston, MA

The Fidelity Telephone Connection

1-800-FIDELITY

FIXETF-SANN-0417 796023.1.0 1.9864853.102	Corporate Headquarters 245 Summer St., Boston, MA 02210 www.fidelity.com

Item 2.	Code of Ethics

Not applicable.

Item 3.	Audit Committee Financial Expert

Not applicable.

Item 4.	Principal Accountant Fees and Services

Not applicable.

Item 5.	Audit Committee of Listed Registrants

Not applicable.

Item 6.	Investments

(a)	Not applicable.

(b)	Not applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.	Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Merrimack Street Trust’s Board of Trustees.

Item 11.	Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Merrimack Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.	Exhibits

(a)	(1)	Not applicable.

(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)	(3)	Not applicable.

(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Merrimack Street Trust

By:	/s/ Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	May 1, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	May 1, 2017

By:	/s/ Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	May 1, 2017